[LOGO OMITTED] PBHG FUNDS(R)[COMPASS GRAPHIC OMITTED]

PROSPECTUS July 29, 2002
(as supplemented, January 7, 2003)

GROWTH FUNDS
PBHG Core Growth Fund
PBHG Emerging  Growth Fund
PBHG Growth Fund
PBHG Large Cap 20 Fund
PBHG Large Cap Growth Fund
PBHG Limited Fund
PBHG New Opportunities Fund
PBHG Select Equity Fund

VALUE FUNDS
PBHG Clipper Focus Fund
PBHG Focused Value Fund
PBHG Large Cap Value Fund
PBHG Mid-Cap Value Fund
PBHG Small Cap Value Fund

SPECIALTY FUNDS
PBHG Disciplined Equity Fund
PBHG Global Technology & Communications Fund
PBHG REIT Fund
PBHG Strategic Small Company Fund
PBHG Technology & Communications Fund

FIXED-INCOME FUNDS
PBHG IRA Capital Preservation Fund

MONEY MARKET FUNDS
PBHG Cash Reserves Fund

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

                                                         PBHG Prospectus -- 1/03

AN INTRODUCTION TO THE PBHG FUNDS(R) AND THIS PROSPECTUS

PBHG Funds is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This Prospectus offers PBHG Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

     PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

     Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Except for the IRA Capital Preservation Fund, these other Funds also may not be suitable for investors who require regular income or stability of principal.

                               INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub-advisers, see page 102 of the Prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                                                                        CONTENTS
FUND SUMMARIES
--------------------------------------------------------------------------------

                     PBHG Core Growth Fund ..............................3
                     PBHG Emerging Growth Fund ..........................7
                     PBHG Growth Fund ..................................11
                     PBHG Large Cap 20 Fund ............................15
                     PBHG Large Cap Growth Fund ........................19
                     PBHG Limited Fund .................................23
                     PBHG New Opportunities Fund .......................27
                     PBHG Select Equity Fund ...........................31
                     PBHG Clipper Focus Fund ...........................35
                     PBHG Focused Value Fund ...........................39
                     PBHG Large Cap Value Fund .........................43
                     PBHG Mid-Cap Value Fund ...........................47
                     PBHG Small Cap Value Fund .........................51
                     PBHG Disciplined Equity Fund ......................55
                     PBHG Global Technology & Communications Fund ......59
                     PBHG REIT Fund ....................................64
                     PBHG Strategic Small Company Fund .................69
                     PBHG Technology & Communications Fund .............73
                     PBHG IRA Capital Preservation Fund ................78
                     PBHG Cash Reserves Fund ...........................85

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

                     Our Investment Strategies .........................89
                     Risks & Returns ...................................92

THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------

                     The Investment Adviser ...........................102
                        Pilgrim Baxter & Associates, Ltd.
                     The Sub-Advisers .................................102
                        Pacific Financial Research, Inc.
                          ("PFR")
                        Analytic Investors, Inc.
                          ("Analytic")
                        Heitman Real Estate Securities LLC
                          ("Heitman")
                        Dwight Asset Management Company
                          ("Dwight")
                        Wellington Management Company, Ltd.
                          ("Wellington Management")

YOUR INVESTMENT
--------------------------------------------------------------------------------

                     Pricing Fund Shares ..............................108
                     Buying Shares ....................................109
                     Selling Shares ...................................111
                     General Policies .................................112
                     Distribution & Taxes .............................116

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     Financial Highlights .............................118

PBHG Core Growth Fund

[GRAPHIC OMITTED] GOAL
The Fund seeks to provide investors with capital appreciation.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

                                                         PBHG CORE GROWTH FUND 3

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index is a widely recognized, unmanaged index that measures the performance of the smaller issuers in the Russell 1000(R) Index with greater-than-average growth characteristics. The Russell 1000(R) Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1996     32.80%
1997     -9.71%
1998      7.42%
1999     97.59%
2000    -21.07%
2001    -38.76%


The  Fund's  year-to-date  return as of 6/30/02  was  -17.62%.

        --------------------------------------
        BEST QUARTER:   Q4 1999         54.71%
        WORST QUARTER:  Q1 2001        -39.55%


4 PBHG CORE GROWTH FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


________________________________________________________________________________
                                                                         Since
                                                Past        Past       Inception
                                               1 Year      5 Years    (12/29/95)
--------------------------------------------------------------------------------

  Core Growth Fund --
    PBHG Class
    Before Taxes                               -38.76%     -1.52%        3.51%

  Core Growth Fund --
    PBHG Class
    After Taxes on Distributions               -38.76%     -2.29%        2.83%

  Core Growth Fund --
    PBHG Class
    After Taxes on Distributions
    and Sale of Fund Shares                    -23.60%**   -1.22%**      2.84%**

  Russell Midcap(R) Growth Index*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                   -20.15%      9.02%       10.38%

 *The since inception return for the Russell Midcap(R) Growth Index was calculated from December 31, 1995.

**When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                         PBHG CORE GROWTH FUND 5

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE
                                                 PBHG CLASS
--------------------------------------------------------------------------------
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees                                    0.85%
 Distribution and/or Service (12b-1) Fees           None
 Other Expenses                                     0.64%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses                    1.49%*
--------------------------------------------------------------------------------

*THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR
 THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.47%.

[GRAPHIC OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
 YOUR COST OVER
                       1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
 PBHG Class             $152          $471           $813          $1,779


6 PBHG CORE GROWTH FUND

PBHG Emerging Growth Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Growth Index had market capitalizations between $26 million and $1.8 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500 Index. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The size of the companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.


                                                     PBHG EMERGING GROWTH FUND 7

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                        -------------------------------
                          CALENDAR YEAR TOTAL RETURNS


[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1994    23.78%
1995    48.45%
1996    17.08%
1997    -3.67%
1998     3.00%
1999    48.34%
2000   -25.22%
2001   -32.56%

The  Fund's  year-to-date  return as of 6/30/02 was -35.98%.

BEST QUARTER:       Q4 1999         45.85%
WORST QUARTER:      Q3 2001        -34.44%

8  PBHG EMERGING GROWTH FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                       Since
                                              Past         Past      Inception
                                             1 Year      5 Years     (6/14/93)
--------------------------------------------------------------------------------

  Emerging Growth Fund --
    PBHG Class
    Before Taxes                               -32.56%      -5.79%        9.18%

  Emerging Growth Fund --
    PBHG Class
    After Taxes on Distributions               -32.56%      -6.36%        8.04%

  Emerging Growth Fund --
    PBHG Class
    After Taxes on Distributions
    and Sale of Fund Shares                    -19.83%**    -4.45%**      7.42%

  Russell 2000(R) Growth Index*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                    -9.23%       2.87%        7.38%


* The since inception return for the Russell 2000(R) Growth Index was calculated from May 31, 1993.
**When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                     PBHG EMERGING GROWTH FUND 9

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.54%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.39%*
--------------------------------------------------------------------------------
*IN ADDITION,  THROUGH AN ARRANGEMENT  WITH THE FUND'S TRANSFER  AGENT,  CREDITS
 REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.38%.

[GRAPHIC OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
   PBHG Class            $142          $440           $761          $1,669


10 PBHG EMERGING GROWTH FUND

PBHG Growth Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with capital appreciation.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the companies in the Russell 2000(R) Growth Index had market capitalizations between $26 million and $1.8 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $2 billion or less at the time of purchase. The size of companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of that index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.


                                                             PBHG GROWTH FUND 11

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                        -------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1992    28.39%
1993    46.71%
1994     4.75%
1995    50.35%
1996     9.82%
1997    -3.35%
1998     0.59%
1999    92.45%
2000   -22.99%
2001   -34.53%

           The Fund's year-to-date return as of 6/30/02 was -18.03%.

                 ---------------------------------------------
                 BEST QUARTER:     Q4 1999       64.55%
                 WORST QUARTER:    Q4 2000      -32.58%


12 PBHG GROWTH FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                              Past        Past           Past
                                             1 Year      5 Years       10 Years
--------------------------------------------------------------------------------

  Growth Fund --
    PBHG Class
    Before Taxes                               -34.53%     -1.16%        11.88%

  Growth Fund --
    PBHG Class
    After Taxes on Distributions               -34.53%     -1.97%        10.66%

  Growth Fund --
    PBHG Class
    After Taxes on Distributions
    and Sale of Fund Shares                    -21.03%*    -0.56%*        9.96%

  Russell 2000(R) Growth Index
    (Reflects No Deduction for
    Fees,  Expenses or Taxes)                   -9.23%      2.87%         7.19%

Note: The inception date of the Growth Fund was December 19, 1985.

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                             PBHG GROWTH FUND 13

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.
--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.48%
--------------------------------------------------------------------------------
  Total Annual Operating  Expenses                   1.33%*
--------------------------------------------------------------------------------
* IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.32%.


[GRAPHIC OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years         5 Years      10 Years
--------------------------------------------------------------------------------

  PBHG Class             $135          $421            $729         $1,601

14 PBHG GROWTH FUND

PBHG Large Cap 20 Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 1000(R) Growth Index had market capitalizations between $303 million and $296.2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.



                                                       PBHG LARGE CAP 20 FUND 15

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmark, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1997    32.96%
1998    67.83%
1999   102.94%
2000   -22.08%
2001   -35.36%

         The Fund's year-to-date return as of 6/30/02 was -18.17%.

                  --------------------------------------
                  BEST QUARTER:      Q4 1999      75.65%
                  WORST QUARTER:     Q4 2000     -33.11%


16 PBHG LARGE CAP 20 FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
                                                                       Since
                                              Past       Past        Inception
                                             1 Year     5 Years      (11/29/96)
--------------------------------------------------------------------------------

  Large Cap 20 Fund --
    PBHG Class
    Before Taxes                             -35.36%     17.93%       17.23%

  Large Cap 20 Fund --
    PBHG Class
    After Taxes on Distributions             -35.36%     16.02%       15.35%

  Large Cap 20 Fund --
    PBHG Class
    After Taxes on Distributions
    and Sale of Fund Shares                    -21.53%** 15.40%       14.78%

  S&P 500 Index*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                 -11.88%     10.70%       10.08%

  Russell 1000(R) Growth Index*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                 -20.42%      8.27%        7.71%

* The since inception returns for the S&P 500 Index and the Russell 1000(R) Growth Index were calculated as of November 30, 1996.

**When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.



                                                       PBHG LARGE CAP 20 FUND 17

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.51%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.36%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.35%.

[GRAPHIC OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
   PBHG Class            $138          $431           $745          $1,635


18 PBHG LARGE CAP 20 FUND

PBHG Large Cap Growth Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 1000(R) Growth Index had market capitalizations between $303 million and $296.2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.


                                                   PBHG LARGE CAP GROWTH FUND 19

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmark, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1996    23.40%
1997    22.36%
1998    30.42%
1999    67.06%
2000    -0.18%
2001   -28.52%


           The Fund's year-to-date return as of 6/30/02 was -16.49%.

                -----------------------------------------
                BEST QUARTER:      Q4 1999         59.55%
                WORST QUARTER:     Q4 2000        -22.74%


20 PBHG LARGE CAP GROWTH FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                      Since
                                              Past         Past     Inception
                                             1 Year      5 Years     (4/5/95)
--------------------------------------------------------------------------------

  Large Cap Growth Fund --
    PBHG Class
    Before Taxes                             -28.52%     13.72%       18.52%

  Large Cap Growth Fund --
    PBHG  Class
    After Taxes on Distributions             -28.52%     11.85%       16.85%

  Large Cap Growth Fund --
    PBHG Class
    After Taxes on Distributions
    and Sale of Fund Shares                  -17.37%**   11.38%       15.72%

  S&P 500 Index*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                 -11.88%     10.70%       14.96%

  Russell 1000(R) Growth Index*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                 -20.42%      8.27%       13.09%

* The since inception returns for the S&P 500 Index and the Russell 1000(R) Growth Index were calculated from March 31, 1995.

**When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                   PBHG LARGE CAP GROWTH FUND 21

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.75%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.51%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.26%*
--------------------------------------------------------------------------------


* IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.25%.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

   PBHG Class            $128          $400           $692          $1,523


22 PBHG LARGE CAP GROWTH FUND

PBHG Limited Fund

THIS FUND IS CURRENTLY OFFERED ONLY TO EXISTING SHAREHOLDERS. EXISTING SHAREHOLDERS MAY OPEN NEW ACCOUNTS, PROVIDED THAT ANY NEW ACCOUNT IS REGISTERED IN THE SAME NAME OR HAS THE SAME SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER AS THE EXISTING SHAREHOLDER'S ACCOUNT.


[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term capital appreciation.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Growth Index had market capitalizations between $26 million and $1.8 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500 Index. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations or annual revenues are $250 million or less at the time of purchase. The size of the companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.


                                                            PBHG LIMITED FUND 23

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                        -------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1997    16.07%
1998    13.05%
1999    71.70%
2000    -6.86%
2001   -18.14%


           The Fund's year-to-date return as of 6/30/02 was -30.72%.

                 -----------------------------------------
                 BEST QUARTER:       Q4 1999        49.84%
                 WORST QUARTER:      Q3 2001       -29.64%


24 PBHG LIMITED FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                     Since
                                            Past       Past        Inception
                                           1 Year    5 Years       (6/28/96)
--------------------------------------------------------------------------------

  Limited Fund --
    PBHG Class
    Before Taxes                          -18.14%     11.43%        12.40%

  Limited Fund --
    PBHG  Class
    After Taxes on Distributions          -18.37%      7.92%         9.16%

  Limited Fund --
    PBHG Class
    After Taxes on Distributions
    and Sale of Fund Shares               -10.83%**    8.87%**       9.78%**

  Russell 2000(R) Growth Index*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)               -9.23%      2.87%         2.50%

* The since inception return for the Russell 2000(R) Growth Index was calculated as of June 30, 1996.

**When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                            PBHG LIMITED FUND 25

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.


--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    1.00%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.41%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.41%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.40%.

[GRAPHIC OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
  PBHG Class             $144          $446           $771          $1,691


26 PBHG LIMITED FUND

PBHG New Opportunities Fund

THIS FUND IS CURRENTLY OFFERED ONLY TO THE FOLLOWING INVESTORS: (A) SUBSEQUENT INVESTMENTS BY PERSONS WHO WERE SHAREHOLDERS ON OR BEFORE NOVEMBER 12, 1999; (B) NEW AND SUBSEQUENT INVESTMENTS MADE BY CERTAIN CLIENTS AND EMPLOYEES OF PILGRIM BAXTER AND ITS AFFILIATES; AND (C) NEW AND SUBSEQUENT INVESTMENTS BY CERTAIN PENSIONS PLANS.


[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with capital appreciation.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of companies in economic sectors which Pilgrim Baxter believes have above-average long-term growth potential. The Fund will generally hold stocks of less than 50 small growth companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Growth Index had market capitalizations between $26 million and $1.8 billion. The growth securities in the Fund are primarily common stocks. The sectors that Pilgrim Baxter believes have above-average long-term growth potential will change as the economy changes. As a result, the Fund may or may not be invested in these or other sectors at any time. In addition, the Fund may emphasize one or more sectors. For example, the Fund may invest 100% of its total assets in one sector. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are under $1 billion at the time of purchase. The size of the companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund invests in a limited number of stocks. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a fund that does not invest in a limited number of stocks. The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund's emphasis on certain sectors of the

                                                  PBHG NEW OPPORTUNITIES FUND 27
economy may make the Fund's performance more susceptible to economic, political or regulatory developments in that sector. As a result, the Fund's net asset value may fluctuate more than other equity investments. The Fund emphasizes small growth companies so it may be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full long-term growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                        -------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

2000    -4.68%
2001   -30.70%

           The Fund's year-to-date return as of 6/30/02 was -19.44%.

                  -------------------------------------
                  BEST QUARTER:     Q1 2000      42.37%
                  WORST QUARTER:    Q3 2001     -33.12%


28 PBHG NEW OPPORTUNITIES FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                       Since
                                                     Past            Inception
                                                    1 Year           (2/12/99)
--------------------------------------------------------------------------------
  New Opportunities Fund --
    PBHG Class
    Before Taxes                                    -30.70%            55.39%

  New Opportunities Fund --
    PBHG Class
    After Taxes on Distributions                    -30.70%            45.75%

  New Opportunities Fund --
    PBHG Class
    After Taxes on Distributions
    and Sale of Fund Shares                         -18.70%**          43.64%

  Russell 2000(R) Growth Index*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                         -9.23%            -1.24%

* The since inception return for the Russell 2000(R) Growth Index was calculated as of January 31, 1999.

**When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                  PBHG NEW OPPORTUNITIES FUND 29

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    1.00%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.44%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.44%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.43%.


[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
   PBHG Class            $147          $456           $787          $1,724


30 PBHG NEW OPPORTUNITIES FUND

PBHG Select Equity Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund invests in a limited number of stocks. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a fund that does not invest in a limited number of stocks. The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.


                                                      PBHG SELECT EQUITY FUND 31

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                         -------------------------------
                           CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1996    27.99%
1997     6.84%
1998    19.02%
1999   160.89%
2000   -24.55%
2001   -40.84%

           The Fund's year-to-date return as of 6/30/02 was -22.55%.

                 ------------------------------------------
                 BEST QUARTER:      Q4 1999         130.62%
                 WORST QUARTER:     Q4 2000         -43.15%


32 PBHG SELECT EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                      Since
                                              Past         Past     Inception
                                             1 Year      5 Years     (4/5/95)
--------------------------------------------------------------------------------
  Select Equity Fund --
    PBHG Class
    Before Taxes                             -40.84%      8.17%       17.72%

  Select Equity Fund --
    PBHG Class
    After Taxes on Distributions             -40.84%      7.17%       16.68%

  Select Equity Fund --
    PBHG Class
    After Taxes on Distributions and
    Sale of Fund Shares                      -24.87%**    6.94%       15.26%

  S&P 500 Index*
    (Reflects No Deduction for
    Fees,  Expenses or Taxes)                -11.88%     10.70%       14.96%

* The since inception return for the S&P 500 Index was calculated from March 31, 1995.

**When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                      PBHG SELECT EQUITY FUND 33

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.53%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.38%*
--------------------------------------------------------------------------------

* THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.37%.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
   PBHG Class            $140          $437           $755          $1,657


34 PBHG SELECT EQUITY FUND

PBHG Clipper Focus Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term capital growth.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

The Fund, a non-diversified fund, invests for the long-term in equity securities of companies whose share price trades below PFR's estimate of their intrinsic value. Based upon extensive fundamental research, PFR, the Fund's sub-adviser, prepares valuation models for each company being analyzed to identify companies that it believes the market has undervalued. The valuation models attempt to calculate each company's intrinsic value based on private market transactions and discounted cash flow. PFR adds companies to the Fund when their share price trades below PFR's estimate of intrinsic value and sells companies when their share prices reach PFR's estimate of intrinsic value.

The Fund generally holds between 15 to 35 stocks. The Fund will generally hold its investment in a particular company for an extended period. PFR expects to invest fully the assets of the Fund. Consequently, PFR generally expects cash reserves to be less than 5% of the total assets of the Fund.

The Clipper Focus Fund may also, on occasion, invest in special situations. A special situation arises when PFR believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company, such as events that could change or temporarily hamper the ongoing operations of a company.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes.

The Fund is non-diversified, which means, it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.


                                                      PBHG CLIPPER FOCUS FUND 35

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.



[GRAPHIC OMITTED] PERFORMANCE INFORMATION

Prior to December 14, 2001, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Clipper Focus Portfolio, a series of UAM Funds Trust. On December 14, 2001, the Fund acquired the assets of the Clipper Focus Portfolio. The Clipper Focus Portfolio was managed by PFR, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Clipper Focus Portfolio.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                          CALENDAR YEAR TOTAL RETURNS*

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1999    -1.88%
2000    44.29%
2001    11.93%

           The Fund's year-to-date return as of 6/30/02 was -2.17%.

                    --------------------------------------
                    BEST QUARTER:      Q3 2000      20.56%
                    WORST QUARTER:     Q1 2000      -6.25%


36 PBHG CLIPPER FOCUS FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                       Since
                                                     Past            Inception
                                                    1 Year           (9/10/98)
--------------------------------------------------------------------------------

  Clipper Focus Fund* --
    PBHG Class
    Before Taxes                                    11.93%             20.82%

  Clipper Focus Fund* --
    PBHG Class
    After Taxes on Distributions                     7.05%             18.28%

  Clipper Focus Fund* --
    PBHG Class
    After Taxes on Distributions and
    Sale of Fund Shares                              7.80%***          16.02%

  S&P 500 Index**
    (Reflects No Deduction for
    Fees,  Expenses or Taxes)                      -11.88%              6.96%

* Data includes performance of the Fund's predecessor, whose inception date was September 10, 1998.

** The since inception  return for the S&P 500 Index was calculated as of August
   31, 1998.

***When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                      PBHG CLIPPER FOCUS FUND 37

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    1.00%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.44%
--------------------------------------------------------------------------------
  Total  Annual  Operating  Expenses                1.44%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.40% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.50% UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.


[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
  PBHG Class             $147          $456           $787          $1,724


38 PBHG CLIPPER FOCUS FUND

PBHG Focused Value Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The value securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.



                                                      PBHG FOCUSED VALUE FUND 39

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                         -------------------------------
                           CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

2000    24.81%
2001     3.44%

           The Fund's year-to-date return as of 6/30/02 was -18.38%.

                   --------------------------------------
                   BEST QUARTER:      Q1 2000      29.53%
                   WORST QUARTER:     Q3 2001     -14.97%


40 PBHG FOCUSED VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
                                                                    Since
                                                  Past            Inception
                                                 1 Year           (2/12/99)
--------------------------------------------------------------------------------
  Focused Value Fund --
    PBHG Class
    Before Taxes                                  3.44%             25.21%

  Focused Value Fund --
    PBHG Class
    After Taxes on Distributions                  3.11%             23.53%

  Focused Value Fund --
    PBHG Class
    After Taxes on Distributions and
    Sale of Fund Shares                           2.09%             19.92%

  S&P 500 Index*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                    -11.88%             -2.44%

* The since inception return for the S&P 500 Index was calculated as of January 31, 1999.


                                                      PBHG FOCUSED VALUE FUND 41

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.52%
--------------------------------------------------------------------------------
  Total  Annual  Operating  Expenses                 1.37%*
--------------------------------------------------------------------------------

* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.36%.


[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 YEAR       3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
  PBHG Class             $139          $434           $750          $1,646


42 PBHG FOCUSED VALUE FUND

PBHG Large Cap Value Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Fund's investment. As of June 30, 2002, the S&P 500 Index had market capitalizations between $492 million and $296.2 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus primarily on those value securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the S&P 500 Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.


                                                    PBHG LARGE CAP VALUE FUND 43

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                        -------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1997    25.62%
1998    34.74%
1999    11.06%
2000    23.97%
2001    -1.41%

           The Fund's year-to-date return as of 6/30/02 was -12.23%.

                    ---------------------------------------
                    BEST QUARTER:      Q4 1998       28.21%
                    WORST QUARTER:     Q3 2001      -14.02%


44 PBHG LARGE CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                      Since
                                              Past        Past      Inception
                                             1 Year     5 Years     (12/31/96)
--------------------------------------------------------------------------------
  Large Cap Value Fund --
    PBHG Class
    Before Taxes                             -1.41%      18.10%       18.10%

  Large Cap Value Fund --
    PBHG Class
    After Taxes on Distributions             -1.48%      13.75%       13.75%

  Large Cap Value Fund --
    PBHG Class
    After Taxes on Distributions and
    Sale of Fund Shares                      -0.86%*     12.71%       12.71%

  S&P 500 Index
    (Reflects No Deduction for
    Fees,  Expenses or Taxes)               -11.88%      10.70%       10.70%

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                    PBHG LARGE CAP VALUE FUND 45

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.65%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.49%
--------------------------------------------------------------------------------
  Total  Annual  Operating  Expenses                1.14%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.13%.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
  YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
   PBHG Class            $116          $362           $628          $1,386


46 PBHG LARGE CAP VALUE FUND

PBHG Mid-Cap Value Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the S&P MidCap 400 Index at the time of the Fund's investment. As of June 30, 2002, the S&P MidCap 400 Index had market capitalizations between $140 million and $9.2 billion. The size of the companies in the S&P MidCap 400 Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.



                                                      PBHG MID-CAP VALUE FUND 47

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                         -------------------------------
                           CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1998    27.84%
1999    21.72%
2000    26.17%
2001     7.79%

            The Fund's year-to-date return as of 6/30/02 was -9.86%.

                   --------------------------------------
                   BEST QUARTER:     Q4 1998       30.07%
                   WORST QUARTER:    Q3 2001      -18.53%


48 PBHG MID-CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                    Since
                                                  Past            Inception
                                                 1 Year           (4/30/97)
--------------------------------------------------------------------------------
  Mid-Cap Value Fund --
    PBHG Class
    Before Taxes                                  7.79%             26.49%

  Mid-Cap Value Fund --
    PBHG Class
    After Taxes on Distributions                  7.79%             20.52%

  Mid-Cap Value Fund --
    PBHG Class
    After Taxes on Distributions and
    Sale of Fund Shares                           4.74%             18.74%

  S&P MidCap 400 Index
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                     -0.61%             17.09%

  S&P BARRA MidCap Value Index
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                      7.14%             15.11%


                                                      PBHG MID-CAP VALUE FUND 49

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.47%
--------------------------------------------------------------------------------
  Total  Annual  Operating  Expenses                 1.32%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.31%.


[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
 PBHG Class              $134          $418            $723         $1,590


50 PBHG MID-CAP VALUE FUND

PBHG Small Cap Value Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000(R) Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Index had market capitalizations between $16 million and $1.8 billion. The size of the companies in the Russell 2000(R) Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market capitalizations and the composition of the index. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the average company in the Russell 2000(R) Index.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.



                                                    PBHG SMALL CAP VALUE FUND 51

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks, and the Russell 2000(R) Value Index, a widely recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                        -------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1998     1.13%
1999    18.63%
2000    32.87%
2001     4.93%

           The Fund's year-to-date return as of 6/30/02 was -14.05%.

                   --------------------------------------
                   BEST QUARTER:    Q4 2001        25.70%
                   WORST QUARTER:   Q3 1998       -21.59%


52 PBHG SMALL CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                    Since
                                                  Past            Inception
                                                 1 Year           (4/30/97)
--------------------------------------------------------------------------------
  Small Cap Value Fund --
    PBHG Class
    Before Taxes                                  4.93%             20.98%

  Small Cap Value Fund --
    PBHG Class
    After Taxes on Distributions                  4.93%             19.34%

  Small Cap Value Fund --
    PBHG Class
    After Taxes on Distributions and
    Sale of Fund Shares                           3.00%             16.70%

  Russell 2000(R) Index
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                      2.49%              9.25%

  Russell 2000(R) Value Index
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                     14.02%             11.76%


                                                    PBHG SMALL CAP VALUE FUND 53

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    1.00%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.48%
--------------------------------------------------------------------------------
  Total  Annual  Operating  Expenses                 1.48%*
--------------------------------------------------------------------------------

* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
  PBHG Class             $151          $468           $808          $1,768


54 PBHG SMALL CAP VALUE FUND

PBHG Disciplined Equity Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with above-average total returns.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of corporations whose securities are traded in the U.S. While the Fund may invest in companies of any size, it usually invests in medium to large capitalization companies of over $2 billion at the time of purchase. Through superior stock selection, the Fund seeks to exceed the return of its benchmark, the S&P 500 Index, over full market cycles with no greater volatility than the S&P 500 Index.

Analytic, the Fund's sub-adviser, selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model. Analytic's system seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, Analytic believes it can assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index. "Style neutral" means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is "sector neutral" when its exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. Analytic also believes that by using its system, the Fund can consistently outperform traditional strategies that focus on a single style, such as value or growth.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes.

The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders must pay tax on such capital gains.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.



                                                 PBHG DISCIPLINED EQUITY FUND 55

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

Prior to January 11, 2002, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Analytic Enhanced Equity Fund, a series of UAM Funds, Inc. II. On January 11, 2002, the Fund acquired the assets of the Analytic Enhanced Equity Fund. The Analytic Enhanced Equity Fund was managed by Analytic, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Analytic Enhanced Equity Fund.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                        -------------------------------
                          CALENDAR YEAR TOTAL RETURNS*

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1994    -0.25%
1995    35.34%
1996    22.95%
1997    29.86%
1998    37.82%
1999    20.06%
2000    -9.33%
2001    -6.22%

           The Fund's year-to-date return as of 6/30/02 was -14.12%.

                  -----------------------------------------
                  BEST QUARTER:      Q4 1998         20.50%
                  WORST QUARTER:     Q3 2001        -11.70%


56 PBHG DISCIPLINED EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                        Since
                                                Past         Past     Inception
                                               1 Year      5 Years     (7/1/93)
--------------------------------------------------------------------------------
  Disciplined Equity Fund* --
    PBHG Class
    Before Taxes                                -6.22%     12.81%        14.48%

  Disciplined Equity Fund* --
    PBHG Class
    After Taxes on Distributions                -6.47%     10.50%        11.43%

  Disciplined Equity Fund* --
    PBHG Class
    After Taxes on Distributions and
    Sale of Fund Shares                         -3.79%**    9.40%        10.59%

  S&P 500 Index***
    (Reflects No Deduction for
    Fees,  Expenses or Taxes)                  -11.88%     10.70%        13.75%

* Data includes performance of the Fund's predecessor, whose inception date was July 1, 1993.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***The since  inception  return for the S&P 500 Index was  calculated as of June
   30, 1993.


                                                 PBHG DISCIPLINED EQUITY FUND 57

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
                                                   PBHG CLASS
--------------------------------------------------------------------------------
  SHAREHOLDER FEES                                   None
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.70%*
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.63%
--------------------------------------------------------------------------------
  Total  Annual  Operating  Expenses                 1.33%**
--------------------------------------------------------------------------------

* PILGRIM BAXTER IS ENTITLED TO RECEIVE A MANAGEMENT FEE OF 0.70% UNDER ITS INVESTMENT ADVISORY AGREEMENT WITH THE FUND; HOWEVER, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEE AND RECEIVE A MANAGEMENT FEE OF 0.60% FROM THE FUND UNTIL SEPTEMBER 25, 2002.


** THESE ARE THE EXPENSES  YOU SHOULD  EXPECT TO PAY AS AN INVESTOR IN THIS FUND
   UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 0.99% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.50% UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
  PBHG Class             $135          $421           $729          $1,601


58 PBHG DISCIPLINED EQUITY FUND

PBHG Global Technology & Communications Fund

THE BOARD OF TRUSTEES OF PBHG FUNDS HAS CALLED A SPECIAL MEETING OF PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND SHAREHOLDERS TO BE HELD ON THURSDAY, FEBRUARY 27, 2003 TO APPROVE A PROPOSAL TO MERGE THE PBHG GLOBAL TECHNOLOGY &COMMUNICATIONS FUND INTO THE PBHGTECHNOLOGY &COMMUNICATIONS FUND. ONLY SHAREHOLDERS WHO OWN SHARES OF THE PBHGGLOBAL TECHNOLOGY & COMMUNICATIONS FUND AT THE CLOSE OF BUSINESS ON MONDAY, DECEMBER 16, 2002, THE RECORD DATE, WILL BE ENTITLED TO NOTICE OF AND TO VOTE AT THE FEBRUARY 27, 2003 SPECIAL MEETING OF THE PBHGGLOBAL TECHNOLOGY &COMMUNICATIONS FUND SHAREHOLDERS. MORE DETAILED INFORMATION WILL BE CONTAINED IN THE FORTHCOMING PROXY STATEMENT.

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.



[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in common stocks of U.S. and non-U.S. companies and American Depositary Receipts ("ADRs") of non-U.S. companies doing business in the technology and communications sector of the market. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the group of industries within that sector. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense, data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

                                 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND 59

The Fund is concentrated, which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in the group of industries within the technology and communications sector of the market. As a result, the economic, political and regulatory developments in a particular industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more underdeveloped, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on the Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

60 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you the Fund's performance for the last calendar year. The performance table compares the Fund's performance over time to that of its benchmarks, the MSCI World Free Index and the Pacific Stock Exchange Technology Index. The MSCI World Free Index is a widely recognized, unmanaged index that measures the performance of both the developed and the emerging equity markets of the world. The Index excludes the performance impact of companies that are restricted with respect to foreign investors. The Pacific Stock Exchange Technology Index is a price-weighted index of the top 100 U.S. technology stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           CALENDAR YEAR TOTAL RETURN

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

 2001      -44.52%%

           The Fund's year-to-date return as of 6/30/02 was -37.80%.

                    ----------------------------------------
                    BEST QUARTER        Q4 2001       34.87%
                    WORST QUARTER:      Q3 2001      -37.45%

                                 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND 61

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

============================================================================
                                                                    Since
                                                  Past            Inception
                                                 1 Year          (5/31/2000)
----------------------------------------------------------------------------

  Global Technology &
    Communications Fund --
    PBHG Class
    Before Taxes                                 -44.52%            -43.06%

  Global Technology &
    Communications Fund --
    PBHG Class
    After Taxes on Distributions                 -44.52%            -43.06%

  Global Technology &
    Communications Fund --
    PBHG Class
    After Taxes on Distributions and
    Sale of Fund Shares                          -27.11%*           -33.19%*

  MSCI World Free Index
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                     -16.82%            -15.50%

  PSE Technology Index(R)
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                     -15.42%            -20.67%

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

62 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

===============================================================
FEES AND EXPENSES TABLE
                                                     PBHG CLASS
---------------------------------------------------------------
  SHAREHOLDER FEES                                     None
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                      1.50%
  Distribution and/or Service (12b-1) Fees              None
  Other Expenses                                       1.10%
---------------------------------------------------------------
  Total Annual Operating Expenses                      2.60%
  Fee Waiver, Expense Reduction and/or
  Expense Reimbursement                                0.45%
  Net Expenses                                         2.15%*
===============================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 2.15%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 2.15%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. AT MARCH 31, 2002, THE AMOUNT OF ADVISORY FEE WAIVER AND REIMBURSEMENT OF THIRD PARTY EXPENSES BY THE ADVISER SUBJECT TO POSSIBLE REIMBURSEMENT FOR THE FUND WAS $124,745.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and the total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

===========================================================================
  YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
---------------------------------------------------------------------------
  PBHG Class             $218          $766          $1,340         $2,901



                                 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND 63

PBHG REIT Fund

GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with a high total return consistent with reasonable risk.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of companies principally engaged in the real estate industry such as "real estate investment trusts" ("REITs"). The Fund's sub-adviser, Heitman, considers a company "principally engaged" in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT is not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the securities of companies principally engaged in the real estate industry.

The Fund seeks to invest in equity securities of companies whose share price trades below Heitman's estimate of their intrinsic value. Based upon extensive fundamental research, Heitman prepares valuation models for each company in its universe in order to identify companies that it believes it is undervalued. The valuation model calculates each company's intrinsic value based on private market transactions, traditional statistical measures like multiple to cash flow as well as relative value. The Fund generally contains between 30-40 securities. Heitman expects to invest fully the assets of the Fund, consequently, Heitman generally expects cash reserves to be less than 5% of the total assets of the Fund.

64 PBHG REIT FUND

GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes. These risks are greater for companies with small or medium market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund is concentrated, which means compared to a non-concentrated fund it invests a higher percentage of its assets in the securities that comprise the real estate industry. As a result, the economic, political and regulatory developments in that industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

                                                               PBHG REIT FUND 65

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

Prior to December 14, 2001, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust. On December 14, 2001, the Fund acquired the assets of the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was managed by Heitman, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Heitman Real Estate Portfolio.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Wilshire Real Estate Securities Index, a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                          ----------------------------
                          CALENDAR YEAR TOTAL RETURNS*

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1992      17.87%
1993      20.10%
1994       3.00%
1995      10.87%
1996      38.06%
1997      21.12%
1998     -15.12%
1999      -1.16%
2000      24.90%
2001      10.41%

            The Fund's year-to-date return as of 6/30/02 was 12.70%.

                   -----------------------------------------
                   BEST QUARTER:       Q1 1993        22.96%
                   WORST QUARTER:      Q3 1998        -8.99%

66 PBHG REIT FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

===============================================================================
                                                 Past        Past        Past
                                                1 Year     5 Years     10 Years
-------------------------------------------------------------------------------

  REIT FUND* --
    PBHG CLASS
    BEFORE TAXES                                10.41%      6.98%        12.08%

  REIT Fund* --
    PBHG Class
    After Taxes on Distributions                 4.81%      3.70%         8.70%

  REIT Fund* --
    PBHG Class
    After Taxes on Distributions
    and Sale of Fund Shares                      7.83%**    4.43%**       8.57%

  S&P 500 Index
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                   -11.88%     10.70%        12.93%

  Wilshire Real Estate Securities Index
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                    10.33%      6.67%        10.45%

* Data includes performance of the Fund's predecessor, whose inception date was March 13, 1989.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

                                                               PBHG REIT FUND 67

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

============================================================
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.85%*
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.62%
------------------------------------------------------------
  Total  Annual  Operating  Expenses                 1.47%**
============================================================


* PILGRIM BAXTER IS ENTITLED TO RECEIVE A MANAGEMENT FEE OF 0.85% UNDER ITS INVESTMENT ADVISORY AGREEMENT WITH THE FUND; HOWEVER, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEE AND RECEIVE A MANAGEMENT FEE OF 0.75% OF THE FIRST $100 MILLION OF THE AVERAGE DAILY NET ASSETS OF THE FUND AND 0.65% OF THE AVERAGE DAILY NET ASSETS IN EXCESS OF $100 MILLION UNTIL SEPTEMBER 25, 2002.

** THESE ARE THE EXPENSES  YOU SHOULD  EXPECT TO PAY AS AN INVESTOR IN THIS FUND
   FOR THE FISCAL YEAR ENDING MARCH 31, 2003. THAT'S BECAUSE PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.36% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.50% UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

===========================================================================
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
---------------------------------------------------------------------------
  PBHG Class             $150          $465           $803          $1,757

68 PBHG REIT FUND

PBHG Strategic Small Company Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Index had market capitalizations between $16 million and $1.8 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter strategically adjusts the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter expects to focus primarily on those securities whose market capitalizations or annual revenues are $750 million or less at the time of purchase. The size of companies in the Russell 2000(R) Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter believes are their full potential worth and may go down in price.

                                            PBHG STRATEGIC SMALL COMPANY FUND 69

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1997        25.67%
1998         2.13%
1999        51.79%
2000        11.89%
2001        -9.97%

           The Fund's year-to-date return as of 6/30/02 was -17.57%.

                    ---------------------------------------
                    BEST QUARTER:      Q4 1999       36.16%
                    WORST QUARTER:     Q3 1998      -23.48%

70 PBHG STRATEGIC SMALL COMPANY FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
                                                                     Since
                                                 Past     Past     Inception
                                                1 Year  5 Years   (12/31/96)
----------------------------------------------------------------------------
  Strategic Small Company Fund --
    PBHG Class
    Before Taxes                                -9.97%   14.44%       14.44%

  Strategic Small Company Fund --
    PBHG Class
    After Taxes on Distributions                -9.97%   11.91%       11.91%

  Strategic Small Company Fund --
    PBHG Class
    After Taxes on Distributions
    and Sale of Fund Shares                     -6.07%*  10.96%       10.96%

  Russell 2000(R) Index
    (Reflects No Deduction for
    Fees,  Expenses or Taxes)                    2.49%    7.52%        7.52%

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

                                            PBHG STRATEGIC SMALL COMPANY FUND 71

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

=============================================================
FEES AND EXPENSES TABLE
                                                   PBHG CLASS
-------------------------------------------------------------
  SHAREHOLDER FEES                                   None
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    1.00%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.50%
-------------------------------------------------------------
  Total  Annual  Operating  Expenses                 1.50%*
=============================================================

* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. IN THE FISCAL YEAR ENDED MARCH 31, 2002, THE BOARD ELECTED TO REIMBURSE $20,944 IN WAIVED FEES, WHICH ARE INCLUDED IN THE CALCULATION OF "OTHER EXPENSES" ABOVE. AT THE TIME OF THE ELECTION, THE FUND HAD TOTAL ASSETS IN EXCESS OF $94 MILLION. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.49%.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

===========================================================================
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
---------------------------------------------------------------------------
  PBHG Class             $153          $474           $818          $1,791


72 PBHG STRATEGIC SMALL COMPANY FUND

PBHG Technology & Communications Fund


[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the group of industries within that sector. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense, data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated, which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in the group of industries within the technology and communications sector of the market. As a result, the economic, political and regulatory developments in a particular industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund may go down, which means you could lose money.

                                        PBHG TECHNOLOGY & COMMUNICATIONS FUND 73

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks aregreater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

74 PBHG TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Pacific Stock Exchange Technology Index(R). The Pacific Stock Exchange Technology Index(R), the Fund's current benchmark index, is a price-weighted index of the top 100 U.S. technology stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1996         54.42%
1997          3.32%
1998         26.00%
1999        243.89%
2000        -43.69%
2001        -52.38%

           The Fund's year-to-date return as of 6/30/02 was -43.01%.

                  -------------------------------------------
                  BEST QUARTER:        Q4 1999        111.54%
                  WORST QUARTER:       Q4 2000        -50.95%

                                        PBHG TECHNOLOGY & COMMUNICATIONS FUND 75

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

==============================================================================
                                                                       Since
                                              Past         Past      Inception
                                             1 Year      5 Years     (9/29/95)
------------------------------------------------------------------------------

  Technology & Communications Fund --
    PBHG Class
    Before Taxes                               -52.38%      3.72%     13.03%

  Technology & Communications Fund --
    PBHG Class
    After Taxes on Distributions               -52.38%      1.85%     11.26%

  Technology & Communications Fund --
    PBHG Class
    After Taxes on Distributions and
    Sale of Fund Shares                        -31.90%**    3.06%**   10.95%

  PSE Technology Index(R)*
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                   -15.42%     23.49%     21.82%

* The since inception returns for the PSE Technology Index(R) was calculated as of September 30, 1995.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

76 PBHG TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund.

============================================================
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.54%
------------------------------------------------------------
  Total Annual Operating Expenses                    1.39%*
============================================================

* THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.38%.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

===========================================================================
YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
---------------------------------------------------------------------------
  PBHG Class             $142          $440           $761          $1,669


                                        PBHG TECHNOLOGY & COMMUNICATIONS FUND 77

PBHG IRA Capital Preservation Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

The Fund is designed to produce current income, while seeking to maintain an NAV that is considerably more stable than a typical high-quality fixed-income fund. Like other high-quality fixed-income funds, the Fund invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The Fund may also invest in:

      o Liquid short-term investments, such as money market instruments, that a rating agency has rated in one of its top two short-term rating categories at the time of purchase; and

      o Commingled pools of debt securities having similar characteristics to the Fund, or other debt securities.

Unlike other funds, the Fund seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers) that a rating agency has rated in one of its top two rating categories at the time of purchase. The Fund expects to purchase enough wrapper agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments. A wrapper agreement is a mechanism offered by banks and insurance companies that assists the Fund in seeking to protect principal. Wrapper agreements obligate wrap providers or the Fund to make payments to each other to offset changes in the market value of certain of the Fund's assets. These payments are designed to enable the Fund to pay redeeming shareholders an amount equal to the purchase price of the Fund's assets plus accrued income. For example, if a shareholder redemption requires the Fund to sell a security for less than its purchase price plus accrued income, the wrapper agreement would cause the wrap provider to pay the Fund the difference, and vice versa.

78 PBHG IRA CAPITAL PRESERVATION FUND

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

While the Fund attempts to provide a stable NAV through the use of wrapper agreements, the value of your investment in the Fund may go down, which means you could lose money.

The Fund cannot guarantee that the combination of securities and wrapper agreements will provide a constant NAV or current income. By purchasing wrapper agreements, the Fund also trades some of the potential for capital appreciation and the ability to maximize its yield for protection from a decline in the value of its holdings caused by changes in interest rates.

The Fund may have to maintain a specified percentage of its total assets in short-term investments to cover redemptions and Fund expenses. This may result in a lower return for the Fund than if it had invested in longer-term debt securities.

The Fund is not a money market fund and it presents risks not present in money market funds. The net asset value of the Fund is not fixed at $1.00 per share like a money market fund, although the wrapper agreements that the Fund purchases are likely to cause the net asset value of the Fund to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Fund and its yield will tend to more closely track the direction of current market rates than the yield of the Fund.

If the Fund's attempts to stabilize its NAV through the use of wrapper agreements fail, the value of its investments could fall because of changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities), and the Fund's share price, to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Because there is no active trading market for wrapper agreements, the Fund's investments in wrapper agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including wrapper agreements, to 15% of net assets.

                                           PBHG IRA CAPITAL PRESERVATION FUND 79

Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. Therefore, if an issuer of a security defaults on payments of principal or interest or has its credit rating downgraded, the Fund may have to sell covered assets quickly and at prices that may not fully reflect their current carrying value. Downgrades below investment grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrapper agreement. As a result, NAV could decline.

Similarly, a downgrade in the credit rating of a wrapper provider may require the Fund to replace the wrapper provider, although there is no guarantee that a replacement will be available. Such a downgrade may cause a decline in NAV, including a decline resulting from the application of the Fund's fair value procedures.

The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions. The sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.


80 PBHG IRA CAPITAL PRESERVATION FUND

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

Prior to January 11, 2002, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the IRA Capital Preservation Portfolio, a series of UAM Funds Trust. On January 11, 2002, the Fund acquired the assets of the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was managed by Dwight Asset Management Company, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the IRA Capital Preservation Portfolio.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Ryan 5-Year GIC Master Index, an unmanaged index of GIC contracts held for five years with an arithmetic mean of market rates of $1 million. The Ryan Index is representative of the returns' stability provided by the Fund's wrapper agreements. Performance is also shown for the Lipper Money Market Funds Average which represents the average performance of all mutual funds classified by Lipper, Inc. in the money market category. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


                          ----------------------------
                          CALENDAR YEAR TOTAL RETURNS*

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

2000          6.78%
2001          6.05%


            The Fund's year-to-date return as of 6/30/02 was 2.30%.

                   -----------------------------------------
                   BEST QUARTER:       Q3 2000         1.74%
                   WORST QUARTER:      Q4 2001         1.29%


                                           PBHG IRA CAPITAL PRESERVATION FUND 81

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

============================================================================
                                                                     Since
                                                 Past 1            Inception
                                                  Year             (8/31/99)
----------------------------------------------------------------------------

  IRA Capital Preservation Fund* --
    PBHG Class                                    6.05%              6.48%

  Ryan 5-Year GIC Master Index
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                      6.61%              6.58%

  Lipper Money Market Funds Average
    (Reflects No Deduction for
    Fees, Expenses or Taxes)                      3.44%              4.62%

* Data includes performance of the Fund's predecessor, whose inception date was August 31, 1999.

82 PBHG IRA CAPITAL PRESERVATION FUND

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

The Fund may charge a redemption/exchange fee that would be paid directly from your investment. Shareholders pay this redemption/exchange fee when they redeem or exchange shares held for less than twelve months. For more information, see "Redemption/Exchange Fee for IRA Capital Preservation Fund" in the section on "Selling Shares."

===============================================================
FEES AND EXPENSES TABLE
                                                     PBHG CLASS
---------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)            None
---------------------------------------------------------------
  REDEMPTION/EXCHANGE FEE
  (AS A PERCENTAGE OF AMOUNT REDEEMED OR EXCHANGED)    2.00%
---------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                      0.60%*
  Distribution and/or Service (12b-1) Fees              None
  Other Expenses                                       0.72%
---------------------------------------------------------------
  Total Annual Operating Expenses                      1.32%
  Fee Waiver and/or Expense Reimbursement              0.07%
  Net Expenses                                         1.25%**
===============================================================

* PILGRIM BAXTER IS ENTITLED TO RECEIVE A MANAGEMENT FEE OF 0.60% UNDER ITS INVESTMENT ADVISORY AGREEMENT WITH THE FUND, HOWEVER, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEE AND RECEIVE A MANAGEMENT FEE OF 0.50% FROM THE FUND UNTIL SEPTEMBER 25, 2002.

** THESE ARE THE EXPENSES  YOU SHOULD  EXPECT TO PAY AS AN INVESTOR IN THIS FUND
   UNTIL SEPTEMBER 25, 2002. YOU SHOULD KNOW THAT PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.00% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.25% UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.25%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.


                                           PBHG IRA CAPITAL PRESERVATION FUND 83

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.


===========================================================================
  YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
---------------------------------------------------------------------------
  PBHG Class             $127          $411           $717          $1,584


84 PBHG IRA CAPITAL PRESERVATION FUND

PBHG Cash Reserves Fund

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management, the Fund's sub-adviser, determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

[GRAPHIC OMITTED] For more information on this Fund's investment  strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.


                                                      PBHG CASH RESERVES FUND 85

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                         ------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

1996             4.91%
1997             5.08%
1998             5.00%
1999             4.60%
2000             5.96%
2001             3.58%

            The Fund's year-to-date return as of 6/30/02 was 0.59%.

                      -----------------------------------
                          BEST QUARTER:  Q3 2000 1.55%
                          WORST QUARTER: Q4 2001 0.44%

86 PBHG CASH RESERVES FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01


-----------------------------------------------------------------------------
                                                                       Since
                                              Past         Past     Inception
                                             1 Year      5 Years     (4/4/95)
-----------------------------------------------------------------------------
  Cash Reserves Fund --
    PBHG Class
    Before Taxes                              3.58%       4.84%        4.91%

  Lipper Money Market Funds Average*
    (Reflects No Deduction for
    Fees,  Expenses or Taxes)                 3.44%       4.71%        4.83%

* The since inception return for the Lipper Money Market Funds Average was calculated from March 31, 1995.

TO OBTAIN INFORMATION ABOUT THE FUND'S CURRENT YIELD, CALL 1-800-433-0051.


                                                      PBHG CASH RESERVES FUND 87

[GRAPHIC OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

============================================================
  FEES AND EXPENSES TABLE
                                                  PBHG CLASS
------------------------------------------------------------
  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)          None
------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                    0.30%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.29%
------------------------------------------------------------
  Total Annual Operating Expenses                    0.59%*
============================================================

* THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.58%.

[GRAPHIC OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


===========================================================================
  YOUR COST OVER
                        1 Year        3 Years        5 Years       10 Years
---------------------------------------------------------------------------
  PBHG Class             $60           $189           $329           $738


88 PBHG CASH RESERVES FUND

                                                            MORE ABOUT THE FUNDS

The following discussion and table describes the main investment strategies discussed in the Fund Summaries section of this Prospectus in greater detail. From time to time, the Funds employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

Core Growth, Emerging Growth, Growth, Large Cap 20, Large Cap Growth, Limited, New Opportunities, Select Equity, Global Technology & Communications, Strategic Small Company and Technology & Communications Funds
--------------------------------------------------------------------------------
Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

Focused Value, Large Cap Value, Mid-Cap Value, Small Cap Value and Strategic Small Company Funds
--------------------------------------------------------------------------------
Pilgrim Baxter's value investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Focused Value, Large Cap Value, Mid-Cap Value and Small Cap Value Funds and the value portion of the Strategic Small Company Fund, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share price seems lower than their current or future worth. Then, using its own computer models and measures of value, Pilgrim Baxter creates a sub-universe of statistically attractive value companies. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.

Cash Reserves Fund
--------------------------------------------------------------------------------
In managing the PBHG Cash Reserves Fund, Wellington Management uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Wellington Management is subject to the approval or ratification by the Fund's Board of Trustees.

Clipper Focus Fund
--------------------------------------------------------------------------------
PFR invests like a long-term business partner would invest -- it values a company's assets, projects long-term free cash flows and seeks shareholder-oriented management. PFR's investment process is very research intensive and includes meeting with company management, competitors and customers. Some of the major factors that PFR considers when appraising an investment include balance sheet strength and the ability to generate earnings and free cash flow. PFR's analysis gives little weight to current dividend income.

Disciplined Equity Fund
--------------------------------------------------------------------------------
Analytic begins the stock selection process by ranking stocks according to their one-month expected return. Analytic then uses a process called "portfolio optimization" to select securities that it believes will:

o  Maximize expected returns for the Fund;

o  Minimize expected volatility relative to its benchmark; and

o Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments in terms of news events (such as lawsuits or takeover bids) and significant changes in fundamental factors. Analytic sells a security when it believes the incremental return from the sale exceeds the associated transaction costs.

IRA Capital Preservation Fund
--------------------------------------------------------------------------------
While not fixed at a $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the Fund to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Fund and its yield will tend to more closely track the direction of current market rates than the yield of the Fund. Over the long-term, however, Dwight believes the Fund's mix of investments and longer average duration will offset those differences by producing higher returns than a money-market fund.

REIT Fund
--------------------------------------------------------------------------------
Heitman analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most of these companies specialize in a particular geographic region or specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels.

All Funds
--------------------------------------------------------------------------------
Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means the Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

RISKS AND RETURNS
--------------------------------------------------------------------------------
EQUITY SECURITIES
Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter, PFR, Analytic and Heitman focus their active management on securities selection, the area they believe their respective investment methodologies can most enhance a Fund's performance.

Pilgrim Baxter, PFR and Heitman maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations. Analytic continuously monitors equity securities held by the Fund for developments that effect fundamental factors and sells an equity security when it believes the incremental return from the sale exceeds the associated transaction costs.

Under normal circumstances, each Fund (except the Cash Reserves Fund and the IRA Capital Preservation Fund) intends to remain fully invested, with at least 65% (or in some cases, 80%) of its assets in securities.

--------------------------------------------------------------------------------
GROWTH SECURITIES
Equity securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS
--------------------------------------------------------------------------------
See Equity Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in a Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
See Equity Securities.

Growth  securities may appreciate  faster than  non-growth  securities.

GROWTH  SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Equity Securities.

In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

================================================================================
VALUE SECURITIES
Equity securities that Pilgrim Baxter and PFR believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratio and earnings power.

POTENTIAL  RISKS
--------------------------------------------------------------------------------
See Equity Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

The value securities in a Fund may never reach what Pilgrim Baxter or PFR believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
See Equity Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Equity Securities.

In managing the Clipper Focus, Focused Value, Large Cap Value, Mid-Cap Value, Small Cap Value and Strategic Small Company Funds, Pilgrim Baxter and PFR each uses its own research, computer models and measures of value.

PFR considers selling a security when its share price reaches PFR's estimate of its intrinsic value.

Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of their respective expectations.

The other Funds do not focus specifically on Value Securities.

--------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES
Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.


POTENTIAL RISKS
--------------------------------------------------------------------------------
Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

FOREIGN EQUITY SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
In managing the Global Technology & Communications Fund, Pilgrim Baxter seeks to invest in companies with strong growth potential in those countries with the best investment opportunities.

In managing the Disciplined Equity Fund, Analytic will select foreign securities according to the same standards they apply to domestic securities.

Disciplined Equity Fund may invest up to 20% of its total assets in foreign securities. Every other Fund, except Clipper Focus, REIT and IRA Capital Preservation Funds, limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. to 15% (ADRs are not included in this limit). The Clipper Focus, REIT and IRA Capital Preservation Funds do not invest a significant portion of their assets in foreign securities.

--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the Fund's NAV.

POLICIES TO BALANCE RISK
AND RETURN
--------------------------------------------------------------------------------
The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

The money market instruments and other liquid short-term investments in which the IRA Capital Preservation Fund invests will be rated in one of the top two short-term ratings categories of a rating agency at the time of purchase.

The other Funds only invest in money market instruments for temporary defensive or cash management purposes.

--------------------------------------------------------------------------------
SMALL AND MEDIUM SIZED COMPANY SECURITIES

POTENTIAL RISKS
--------------------------------------------------------------------------------
Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Equity Securities/Growth Securities/
Value Securities.

Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects will exceed consensus earnings expectations.

In analyzing medium sized companies for Disciplined Equity Fund, Analytic screens for such factors as company fundamentals, liquidity and risk.

--------------------------------------------------------------------------------
TECHNOLOGY ORCOMMUNICATIONS COMPANY SECURITIES
Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Although the Technology & Communications Fund and Global Technology & Communications Fund will each invest 25% or more of their total assets in one or more of the industries within the technology and communications sector, the Funds each seek to strike a balance among the industries in which they invest in an effort to lessen the impact of negative developments in the technology and communications sector. None of the other Funds concentrate their investments in the groups of industries within the technology and communications sector of the market.

--------------------------------------------------------------------------------
OVER-THE COUNTER ("OTC") SECURITIES
Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network.

POTENTIAL RISKS
--------------------------------------------------------------------------------
OTC securities are not traded as often as securities listed on an exchange. So, if a Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.


POTENTIAL RETURNS
--------------------------------------------------------------------------------
Increases the number of potential investments for a Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter, PFR and Analytic use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.



--------------------------------------------------------------------------------
ILLIQUID SECURITIES
Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Fund has valued them.

POTENTIAL RISKS
--------------------------------------------------------------------------------
A Fund may have difficulty valuing these securities precisely.

A Fund may be unable to sell these securities at the time or price it desires.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
The Cash Reserves Fund may not invest more than 10% of its net assets in illiquid securities.

Every other Fund may not invest more than 15% of its net assets in illiquid securities.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

--------------------------------------------------------------------------------
DERIVATIVES
Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS
--------------------------------------------------------------------------------
The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Derivatives may be used for a variety of purposes, including:

o  To reduce transaction costs;

o  To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o  To enhance returns; and

o To protect a Fund's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Each Fund may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

To the extent a Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

--------------------------------------------------------------------------------
WRAPPERS
A wrapper agreement obligates the wrap provider and IRA Capital Preservation Fund to make certain payments to each other in exchange for an annual premium paid by the IRA Capital Preservation Fund. Payments made under the wrapper agreement are designed so that when the Fund liquidates assets covered by the wrapper agreement ("covered assets") in order to pay for shareholder redemptions, the Fund receives the purchase price plus the accrued income of the liquidated covered assets, rather than the market value of the covered assets. The terms of the wrapper agreements vary concerning when payments must actually be made between the Fund and the wrap provider. In some cases, payments may be due upon disposition of the covered assets. Other wrapper agreements only provide for settlement when the wrapper agreement terminates or the Fund sells all of the covered assets.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Under a typical wrapper agreement, if a shareholder redemption requires the Fund to sell a security for more than its purchase price plus accrued income, the Fund will pay the wrap provider the difference.

The costs the Fund incurs when buying wrapper agreements will reduce its return and as a result it may not perform as well as other high-quality fixed-income funds of comparable duration.

The Fund might not be able to replace existing wrapper agreements with other suitable wrapper agreements if (1) they mature or terminate or (2) the wrap provider defaults or has its credit rating lowered. The Fund may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements. This could occur if wrapper agreements are not available or if the adviser believes that the terms of available wrapper agreements are unfavorable. Under these circumstances, the Fund may not be able to maintain a stable NAV.

The wrappers employed by the IRA Capital Preservation Fund will not cover the Fund's money market instruments, and therefore will not protect the stability of the Fund's NAV from price fluctuations in money market instruments.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Under a typical wrapper agreement, if a shareholder redemption requires the Fund to sell a covered asset for less than its purchase price plus accrued income, the wrap provider will pay the Fund the difference.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Normally, the Fund expects the sum of the total value of its wrapper agreements plus the total market value of all of its covered assets to equal the purchase price plus accrued income of its covered assets, resulting in a stable NAV.

--------------------------------------------------------------------------------
REIT SECURITIES
A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS
--------------------------------------------------------------------------------
The real estate industry is particularly sensitive to:

o  Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o  Increases in property taxes;

o  Casualty and condemnation losses; and

o  Regulatory limitations on rents.

REITs may expose a Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.


POTENTIAL RETURNS
--------------------------------------------------------------------------------
Investments in REITs permit a Fund to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter and each Sub-Adviser consider companies that they expect will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.

--------------------------------------------------------------------------------
SPECIAL SITUATIONS
The Clipper Focus Fund may invest in special situations. A special situation arises when PFR believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

o  Liquidations,  reorganizations,   recapitalizations,   mergers  or  temporary
   financial liquidity restraints;

o Material litigation, technological breakthroughs or temporary production or product introduction problems; or

o Natural disaster, sabotage or employee error and new management or management policies.

Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.


POTENTIAL RISKS
--------------------------------------------------------------------------------
Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
PFR's investment process is very research intensive, including meetings with company management, competitors and customers. PFR prepares valuation models for each company being researched and sells securities when share prices reach PFR's estimate of intrinsic value.

                                           THE INVESTMENT ADVISER & SUB-ADVISERS

[GRAPHIC OMITTED] THE INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087, is the investment adviser for each Fund. Founded in 1982, Pilgrim Baxter managed over $10.7 billion in assets as of June 30, 2002 for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, Technology & Communications, Global Technology & Communications, Strategic Small Company, Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds. Pilgrim Baxter also oversees the investment decisions made by PFR as sub-adviser for Clipper Focus Fund, by Analytic as sub-adviser for Disciplined Equity Fund, by Heitman as sub-adviser for REIT Fund, by Dwight as sub-adviser for IRA Capital Preservation Fund, and by Wellington Management as sub-adviser for the Cash Reserves Fund. The Trust's Board of Trustees supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.

Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of Pilgrim Baxter, served as sub-adviser for Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds and the value portion of the Strategic Small Company Fund. On May 1, 2002, Value Investors was merged into Pilgrim Baxter. As a result of the merger, Value Investors no longer serves as sub-adviser to these Portfolios, although the same portfolio managers continue to be responsible for the day-to-day management of these Funds.



[GRAPHIC OMITTED] THE SUB-ADVISERS

Pacific Financial Research, Inc., ("PFR") a Massachusetts corporation located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210, is sub-adviser to the Clipper Focus Fund. PFR manages and supervises the investment of Clipper Focus Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. PFR, an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc., has provided investment management services to corporations, foundations, endowments, pension funds and other institutions as well as individuals since 1981. PFR managed approximately $11.8 billion in assets as of June 30, 2002.

Analytic Investors, Inc., a California corporation located at 700 South Flower St., Suite 2400, Los Angeles, CA 90017, is the sub-adviser for the Disciplined Equity Fund. Analytic manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Analytic is an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc., and was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $2.1 billion in assets as of June 30, 2002.

Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC), a Delaware limited liability company located at 180 North LaSalle Street, Suite 3600, Chicago, Illinois, 60601, is the sub-adviser to the REIT Fund. Heitman manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Heitman is wholly owned by Heitman Financial LLC, an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc.. Heitman has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1987. Heitman managed approximately $1.1 billion in assets as of June 30, 2002.

Dwight Asset Management Company, a Delaware corporation located 100 Bank Street, Burlington, Vermont 05401, is the sub-adviser to the IRA Capital Preservation Fund. Dwight manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Dwight is an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc.. It has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $25.0 billion in assets as of June 30, 2002.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the PBHG Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of June 30, 2002, Wellington Management held discretionary management authority with respect to more than $311.7 billion in assets.

The Funds paid the following management fees (as a percentage of average daily net assets) during the last fiscal year.


Core Growth Fund            0.85%

Emerging Growth Fund        0.85%

Growth Fund                 0.85%

Large Cap 20 Fund           0.85%

Large Cap Growth Fund       0.75%

Limited Fund                1.00%

New Opportunities Fund      1.00%

Select Equity Fund          0.85%

Clipper Focus Fund          0.96%*/**

Focused Value Fund          0.85%

Large Cap Value Fund        0.65%

Mid-Cap Value Fund          0.85%


Small Cap Value Fund        1.00%

Disciplined Equity Fund     0.26%*/**

Global Technology &
   Communications Fund      1.20%*

REIT Fund                   0.64%*/**

Strategic Small
   Company Fund             1.00%

Technology &
   Communications Fund      0.85%

IRA Capital
   Preservation Fund        0.18%*/**

Cash Reserves Fund          0.30%



*  REFLECTS A WAIVER OF FEES.

** THE  MANAGEMENT  FEE FOR  CLIPPER  FOCUS  FUND AND REIT  FUND WAS PAID TO THE
   FUND'S PREDECESSOR INVESTMENT ADVISER (NOW SUB-ADVISER) PRIOR TO DECEMBER 14, 2001. AFTER DECEMBER 14, 2001, THIS FEE WAS PAID TO PILGRIM BAXTER. THE MANAGEMENT FEE FOR DISCIPLINED EQUITY FUND AND IRA CAPITAL PRESERVATION FUND WAS PAID TO THE FUND'S PREDECESSOR INVESTMENT ADVISER (NOW SUB-ADVISER) PRIOR TO JANUARY 11, 2002. AFTER JANUARY 11, 2002, THIS FEE WAS PAID TO PILGRIM BAXTER.

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each Fund it sub-advises.

THE PORTFOLIO MANAGERS

CORE GROWTH FUND

Since March, 2001, the Core Growth Fund has been managed by a team of investment professionals led by Gary L. Pilgrim, CFA. Mr. Pilgrim is President of Pilgrim Baxter and has been a growth stock manager for over 31 years.

LIMITED FUND/
EMERGING GROWTH FUND

Peter J. Niedland, CFA, has managed the Limited Fund and Emerging Growth Fund since January 1, 2003. Mr. Niedland joined Pilgrim Baxter's growth equity team in 1993. Mr. Niedland also manages the PBHG Small Cap Growth Portfolio of PBHG Insurance Series Fund.

GROWTH FUND/NEW
OPPORTUNITIES FUND

Gary L. Pilgrim, CFA, has managed the Growth Fund since its inception in 1985. He has managed the New Opportunities Fund since April, 2000. A discussion of Mr. Pilgrim's work experience is noted above.

LARGE CAP GROWTH
FUND/LARGE CAP
20 FUND/SELECT EQUITY FUND

Michael S. Sutton, CFA, has managed the Large Cap Growth and Large Cap 20 Funds since November, 1999. He has managed the Select Equity Fund since April, 2000. Effective as of October, 2001, Gregory P. Chodaczek joined Mr. Sutton as Co-Manager of Select Equity Fund. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October, 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham. Mr. Chodaczek joined Pilgrim Baxter in 1998 as a research analyst for Pilgrim Baxter's growth equity investment team, focusing on the research of large cap growth equities. Prior to joining Pilgrim Baxter, Mr. Chodaczek was a Senior Financial Analyst for Scientific Atlanta, Inc. in Atlanta, Georgia.

CLIPPER FOCUS FUND

A team of PFR's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

SMALL CAP VALUE FUND/
MID-CAP VALUE FUND/
FOCUSED VALUE FUND

Jerome J. Heppelmann, CFA, has managed the Small Cap Value, Mid-Cap Value, and Focused Value Funds since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/ Client Service and since 1997 has been a member of Pilgrim Baxter's Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

LARGE CAP VALUE FUND

Raymond J. McCaffrey, CFA, has managed the Large Cap Value Fund since June, 1999. He joined Pilgrim Baxter as a portfolio manager and analyst in 1997. Prior to joining Pilgrim Baxter, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn Trust Company. His 12 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

DISCIPLINED EQUITY FUND

A team of Analytic's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

TECHNOLOGY &
COMMUNICATIONS FUND /
GLOBAL TECHNOLOGY &
COMMUNICATIONS FUND

The Adviser's technology team, led by Gary L. Pilgrim, Michael S. Sutton, Jerome
J. Heppelmann and Raymond J. McCaffrey managed this Fund since August 19, 2002. The work experience of the team is noted above.

REIT FUND

A team of Heitman's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

STRATEGIC SMALL
COMPANY FUND

James M. Smith, CFA, has co-managed the Fund since its inception in 1996. He manages the growth portion of the Fund. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager and has over 21 years of equity portfolio management experience. Mr. Heppelmann manages the value portion of the Fund. His experience is discussed under the Small Cap Value, Mid-Cap Value and Focused Value Funds. Mr. Heppelmann has co-managed the fund since June, 1999.

IRA CAPITAL
PRESERVATION FUND

A team of Dwight's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

CASH RESERVES FUND

Timothy Smith has managed the Fund since October 22, 2002. Mr. Smith has worked closely with Mr. Keogh, the Fund's previous portfolio manager, since the Fund's inception in 1995. Mr. Smith is a Vice President and Associate of Wellington Management. Mr. Smith also is the Chairman of Wellington Management's Money Market Strategy Group. Prior to joining Wellington Management in 1992, Mr. Smith spent seven years with Fidelity Investments.

                                                                 YOUR INVESTMENT


[GRAPHIC OMITTED] PRICING FUND SHARES


Cash Reserves Fund shares are priced at 2:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value.

Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments (including wrapper agreements) are priced at fair value as determined in good faith by PBHG Funds' Board of Trustees. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. The IRA Capital Preservation Fund may use a pricing service to value some of its assets, such as debt securities or foreign securities. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

--------------------------------------------------------------------------------
NET ASSET VALUE (NAV)

The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Except for the Cash Reserves Fund, Fund shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Fund shares are not priced on days that the New York Stock Exchange is closed.

[GRAPHIC OMITTED] BUYING SHARES

You may purchase shares of each Fund directly through the Fund's transfer agent. Except for the Cash Reserves Fund, the price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserves Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated NAV. If you purchase shares of the Cash Reserves Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's NAV as calculated on the next business day after receipt of the check or bank draft. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern Time each day the New York Stock Exchange is open.

You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

--------------------------------------------------------------------------------
CONCEPTS TO UNDERSTAND

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA
INFORMATION, CONSULT A
PBHG SHAREHOLDER SERVICES
REPRESENTATIVE OR A
TAX ADVISER.

--------------------------------------------------------------------------------
 MINIMUM INVESTMENTS
                                               Initial           Additional
--------------------------------------------------------------------------------
 REGULAR ACCOUNTS
   New Opportunities Fund 1                    $10,000           no minimum
   Limited Fund 1                             $  5,000           no minimum
   Strategic Small Company Fund               $  5,000           no minimum
   Each Other Fund                            $  2,500           no minimum
   Uniform Gifts/Transfer to
      Minor Accounts                          $    500           no minimum
 TRADITIONAL IRAS                             $  2,000           no minimum
 ROTH IRAS                                    $  2,000           no minimum
 COVERDELL EDUCATION SAVINGS ACCOUNTS         $    500           no minimum
 SYSTEMATIC INVESTMENT                        $    500               $25
    PLANS 2 (SIP)

1 The Limited and New Opportunities Funds are currently closed to new investors.

2 Provided a SIP is established, the minimum initial investment for each Fund is $500 along with a monthly systematic investment of $25 or more.


BUYING SHARES OF IRA CAPITAL PRESERVATION FUND

The IRA Capital Preservation Fund offers its shares to investors who wish to invest in the Fund through one of the following types of individual retirement accounts:

o Plans described in Section 408 of the Internal Revenue Code (includes traditional IRAs, SEP-IRAs and SIMPLE IRAs);

o  Plans described in Section 408A of the Internal Revenue Code (ROTH-IRAs);

o Plans described in Section 530 of the Internal Revenue Code (Education IRAs); and

o  Plans maintained by sole proprietorships (KEOGH Plans).

[GRAPHIC OMITTED] SELLING SHARES

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time (2:00 p.m. Eastern Time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.


--------------------------------------------------------------------------------
LIMITATIONS ON SELLING SHARES BY PHONE

 Proceeds
 sent by                                        Minimum          Maximum
--------------------------------------------------------------------------------

 Check                                          no minimum       $50,000
                                                                 per day

 Wire*                                          no minimum       no maximum

 ACH                                            no minimum       no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

* Wire fee is $10 per Federal Reserve Wire


WRITTEN REDEMPTION ORDERS
--------------------------------------------------------------------------------
Some circumstances require written sell orders along with signature guarantees.

These include:

o  Redemptions in excess of $50,000

o  Requests to send proceeds to a different  address or payee

o Requests to send proceeds to an address that has been changed within the last 30 days

o  Requests to wire proceeds to a different bank account

A SIGNATURE GUARANTEE
helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

REDEMPTION/EXCHANGE FEE FOR IRA CAPITAL PRESERVATION FUND

The IRA Capital Preservation Fund will deduct a 2.00% redemption/exchange fee from the redemption or exchange proceeds of any shareholder redeeming or exchanging shares of the Fund held for less than twelve months. In determining how long shares of the Fund have been held, PBHG Funds assumes that shares held by the investor the longest period of time will be sold first.

The Fund will retain the fee for the benefit of the remaining shareholders. The Fund charges the redemption/exchange fee to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange. The Fund also charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements.



[GRAPHIC OMITTED] GENERAL POLICIES

o  Each Fund may reject or suspend acceptance of purchase orders.

o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

o SEI Trust Company, the custodian for PBHG Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 110. For non-retirement accounts, the Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call PBHG Funds at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your house hold, contact PBHG Funds at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121. Electronic copies of most financial reports and prospectuses are available at PBHG Funds' website (www.pbhgfunds.com).

EXCHANGES BETWEEN FUNDS

You may exchange some or all PBHG Class Shares of a Fund for PBHG Class Shares of any other PBHG Fund that has PBHG Class Shares. PBHG Class Shares of a Fund may not be exchanged for Advisor Class Shares. Please note, however, that exchanges into the Limited Fund may be made only by investors who are current shareholders of that Fund, as it is currently closed to new investors. Exchanges into the New Opportunities Fund may be made only by persons who were shareholders on or before November 12, 1999, the day this Fund closed to new investors. Simply mail, telephone, or use the Fund's internet website to provide your exchange instructions to the transfer agent. Except for the 2% redemption/exchange fee discussed above for the IRA Capital Preservation Fund, there is currently no fee for exchanges; however, a Fund may change or terminate this privilege on 60 days' notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG Fund may be made only four (4) times a year.

TO OPEN AN ACCOUNT
     IN WRITING
 Complete the application.

 Mail your completed application
 and a check to:
 PBHG Funds
 P.O. Box 219534
 Kansas City, Missouri  64121-9534

     BY TELEPHONE
 Call us at 1-800-433-0051 to receive an account application and receive an account number.

 WIRE  Have your bank send your investment to:
 o United Missouri Bank of Kansas City, N.A.
 o ABA # 10-10-00695
 o Account # 98705-23469
 o Fund name
 o Your name
 o Your Social Security or tax ID number
 o Your account number

 Return the account application.

     BY AUTOMATED CLEARING HOUSE (ACH)
 Currently you may not open an account through ACH


     VIA THE INTERNET
o Visit the PBHG Funds website at http://www.pbhgfunds.com.
o Enter the "Open An Account" screen and follow the instructions.



TO ADD TO AN ACCOUNT

Fill out an investment slip:

Mail the slip and the check to:
PBHG Funds
P.O. Box 219534
Kansas City, Missouri  64121-9534



WIRE  Have your bank send your investment to:
o United Missouri Bank of Kansas  City, N.A.
o ABA # 10-10-00695
o Account # 98705-23469
o Fund name
o Your name
o Your Social Security or tax ID number
o Your account number





o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.
o The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.



o Complete the bank information section on the account application.
o Enter the "My Account" section of the website and follow the instructions for purchasing shares.

TO SELL SHARES
     BY MAIL

 Write a letter of instruction that includes:
o your name(s) and signature(s)
o your account number
o the Fund name
o the dollar amount your wish to sell
o how and where to send the proceeds

 If required, obtain a signature guarantee (see "Selling Shares")

 Mail your request to:
 PBHG Funds
 P.O. Box 219534
 Kansas City, Missouri  64121-9534


     SYSTEMATIC WITHDRAW PLAN

 Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

 o Complete the applicable section on the account application.

 Note:  You must maintain a minimum account balance of $5,000 or more.


     CHECK WRITING

 Check Writing is offered to shareholders of the Cash Reserves Fund.If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish Check Writing on your account, call 1-800-433-0051 and request a Signature Card.


     BY TELEPHONE

Sales orders may be placed by telephone provided this option was selected on your account application. Please call 1-800-433-0051.

Note: sales from IRA accounts may not be made by telephone and must be made in writing.

     ACH

o Complete the bank information section on the account application.

o Attach a voided check or deposit slip to the account application.

Note: sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.


     WIRE

Sale proceeds may be wired at your request. Be sure PBHG Funds has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.


     VIA THE INTERNET

o Enter the "My Account" section of the website and follow the instructions for redeeming shares.

[GRAPHIC OMITTED] DISTRIBUTION AND TAXES

Except for REIT Fund and Cash Reserves Fund, each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. REIT Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. REIT Fund pays shareholders dividends from its net investment income quarterly and distributions from its net realized capital gains once a year, if available. Cash Reserves Fund pays shareholders dividends from its net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

To maintain a stable NAV, the IRA Capital Preservation Fund may have to declare and pay dividends in amounts that are not equal to the amount of net investment income it actually earns. This may cause the Fund to take some or all of the following actions:

o If the Fund distributes more money than it actually earned through its investments, it may have to make a distribution that may be considered a return of capital;

o If the income the Fund receives exceeds the amount of dividends distributed, the Fund may have to distribute that excess income to shareholders and declare a reverse split of its shares.

o The Fund may split its shares when it distributes its net capital gains. Share splits or reverse share splits will cause the number of shares owned by shareholders to increase or decrease while allowing the NAV of the Fund to remain stable.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.


TAXES ON TRANSACTIONS

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXABILITY OF DISTRIBUTIONS

 Type of                  Tax rate for                  Tax rate for brackets
 Distribution             15% bracket and lower         higher than 15%
-----------------------------------------------------------------------------

 Dividends                Ordinary income rate          Ordinary income rate
 Short-term
   Capital Gains          Ordinary income rate          Ordinary income rate
 Long-term
   Capital Gains          10%                           20%


DISTRIBUTION ARRANGEMENTS
PBHG Funds(R) has PBHG Class Shares and Advisor Class Shares. PBHG Funds(R) does not currently offer any other classes of shares. The exchange privilege for PBHG Class and Advisor Class Shares is discussed in the section, Exchanges Between Funds. Aside from the differences attributable to their exchange privileges, both Classes have the same rights and privileges. In addition, both Classes bear the same fees and expenses except that Advisor Class Shares bear a service fee.

[GRAPHIC OMITTED] FINANCIAL HIGHLIGHTS

A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request.

The Clipper Focus, Disciplined Equity, REIT and IRA Capital Preservation Funds acquired the assets of its predecessor Fund, as noted under Fund



FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD ENDED MARCH 31:

                                         `           `




                  Net              Realized and                                  Net
                 Asset      Net     Unrealized   Distributions  Distributions   Asset
                 Value  Investment   Gains or      from Net        from         Value
               Beginning  Income     (Losses)     Investment      Capital       End
               of Period  (Loss)   on Securities    Income         Gains     of Period
------------------------------------------------------------------------------------------
---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG CLASS
  2002 1        $10.70      $(0.13)   $(0.42)         --             --       $10.15
  2001 1         30.25       (0.17)   (16.62)         --         $(2.76)       10.70
  2000 1         14.06       (0.20)    16.39          --             --        30.25
  1999 1         13.53       (0.14)     0.67          --             --        14.06
  1998           10.34       (0.33)     3.52          --             --        13.53

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  2002 1        $15.96      $(0.17)   $(1.56)         --             --       $14.23
  2001 1         40.00       (0.10)   (21.81)         --         $(2.13)       15.96
  2000 1         20.61       (0.21)    20.76          --          (1.16)       40.00
  1999 1         25.83       (0.18)    (4.96)         --          (0.08)       20.61
  1998           19.26       (0.24)     6.81          --             --        25.83

----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  2002 1        $21.74      $(0.20)   $(2.60)         --             --       $18.94
  2001 1         58.73       (0.20)   (30.53)         --         $(6.26)       21.74
  2000 1         24.51       (0.33)    36.14          --          (1.59)       58.73
  1999 1         28.23       (0.24)    (3.48)         --             --        24.51
  1998           21.06       (0.26)     7.43          --             --        28.23


Summaries, in a tax-free exchange by issuing new shares. This transaction was effective as of the close of business on December 14, 2001 for the Clipper Focus and REIT Funds and effective as of the close of business on January 11, 2002 for the Disciplined Equity and IRA Capital Preservation Funds. None of the Funds had any assets prior to the acquisition. Consequently, the information presented for each Fund prior to the acquisition date represents the financial history of its corresponding predecessor fund.


                                                                                           Ratio
                                                                                           of Net
                                                                              Ratio      Investment
                                                     Ratio       Ratio     of Expenses  Income (Loss)
                                                  of Expenses    of Net     to Average   to Average
                               Net                 to Average  Investment   Net Assets   Net Assets
                             Assets      Ratio      Net Assets   Income     (Excluding   (Excluding
                               End    of Expenses  (Including    (Loss)      Waivers)     Waivers)     Portfolio
                  Total    of Period   to Average    Expense   to Average  and Expense   and Expense   Turnover
                 Return      (000)    Net Assets    Reduction) Net Assets   Reduction)    Reduction)     Rate
-----------------------------------------------------------------------------------------------------------------
----------------
PBHG CORE GROWTH
----------------
  PBHG CLASS
  2002 1        (5.14)%     $53,514      1.49%       1.47%       (1.17)%       1.49%        (1.19)      226.55%
  2001 1       (59.85)%      63,359      1.31%       1.31%       (0.73)%       1.31%        (0.73)%     133.31%
  2000 1        115.15%     166,099      1.33%       1.33%       (1.02)%       1.33%        (1.02)%     312.32%
  1999 1          3.92%      86,485      1.45%       1.45%       (1.16)%       1.45%        (1.16)%     120.93%
  1998           30.85%     165,510      1.35%       1.35%       (1.07)%       1.35%        (1.07)%      72.78%

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  2002 1       (10.84)%    $408,161      1.39%       1.38%       (1.06)%       1.39%        (1.07)%     150.95%
  2001 1       (56.95)%     538,294      1.26%       1.26%       (0.33)%       1.26%        (0.33)%      89.91%
  2000 1        101.33%   1,336,938      1.24%       1.24%       (0.76)%       1.24%        (0.76)%     141.81%
  1999 1       (19.91)%     736,008      1.34%       1.34%       (0.80)%       1.34%        (0.80)%     101.53%
  1998           34.11%   1,404,157      1.27%       1.27%       (0.80)%       1.27%        (0.80)%      95.21%

----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  2002 1       (12.88)%   $1,925,422     1.33%       1.32%       (0.95)%       1.33%        (0.96)%     170.67%
  2001 1       (56.57)%    2,883,036     1.25%       1.25%       (0.46)%       1.25%        (0.46)%     104.48%
  2000 1        148.57%    6,465,234     1.23%       1.23%       (0.90)%       1.23%        (0.90)%     107.73%
  1999 1       (13.18)%    3,228,740     1.32%       1.32%       (0.99)%       1.32%        (0.99)%      80.51%
  1998           34.05%    5,338,380     1.26%       1.26%       (0.74)%       1.26%        (0.74)%      94.21%




                  Net              Realized and                                  Net
                 Asset      Net     Unrealized   Distributions  Distributions   Asset
                 Value  Investment   Gains or      from Net        from         Value
               Beginning  Income     (Losses)     Investment      Capital       End
               of Period  (Loss)   on Securities    Income         Gains     of Period
------------------------------------------------------------------------------------------
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2002 1       $17.81    $(0.11)     $(2.55)          --             --        $15.15
  2001 1        44.34     (0.12)     (22.04)          --         $(4.37)        17.81
  2000 1        24.10     (0.25)      26.26           --          (5.77)        44.34
  1999 1        15.98     (0.12)       8.46           --          (0.22)        24.10
  1998           9.25     (0.07)       6.80           --             --         15.98

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG CLASS
  2002 1       $22.90    $(0.14)     $(3.09)          --             --        $19.67
  2001 1        38.37     (0.05)     (13.48)          --         $(1.94)        22.90
  2000 1        24.57     (0.23)      21.32           --          (7.29)        38.37
  1999 1        22.69     (0.16)       3.53           --          (1.49)        24.57
  1998          14.26     (0.19)       8.82           --          (0.20)        22.69

-----------------
PBHG LIMITED FUND
-----------------

  PBHG CLASS
  2002 1        $9.42    $(0.10)      $0.22           --       $  (0.14)        $9.40
  2001 1        23.11     (0.08)      (8.17)          --          (5.44)         9.42
  2000 1        11.95     (0.12)      15.20           --          (3.92)        23.11
  1999 1        14.08     (0.10)      (1.45)          --          (0.58)        11.95
  1998           9.05     (0.10)       5.53           --          (0.40)        14.08

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------

  PBHG CLASS
  2002 1       $27.77    $(0.30)     $(1.36)          --           --          $26.11
  2001 1        98.19     (0.48)     (43.78)          --      $(26.16)          27.77
  2000 1        16.47     (0.71)      85.60           --        (3.17)          98.19
  1999 2        13.52     (0.01)       2.96           --           --           16.47

-----------------------
PBHG SELECT EQUITY FUND
-----------------------

  PBHG CLASS
  2002 1       $26.58    $(0.25)     $(3.59)          --           --          $22.74
  2001 1        77.81     (0.24)     (48.55)          --       $(2.44)          26.58
  2000 1        25.93     (0.34)      58.71           --        (6.49)          77.81
  1999 1        24.15     (0.21)       1.99           --           --           25.93
  1998          15.91     (0.44)       8.68           --           --           24.15

-----------------------
PBHG CLIPPER FOCUS FUND
-----------------------

(PREDECESSOR -- CLIPPER FOCUS PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS
  2002 3       $15.92     $0.20       $2.34        $(0.14)    $ (1.92)         $16.40
  2001 4        10.87      0.21        5.49         (0.21)      (0.44)          15.92
  2000 4        12.19      0.16       (1.18)        (0.16)      (0.14)          10.87
  1999 4,5      10.00      0.05        2.18         (0.04)         --**         12.19


                                                                                             Ratio
                                                                                             of Net
                                                                                Ratio      Investment
                                                     Ratio        Ratio      of Expenses  Income (Loss)
                                                  of Expenses    of Net       to Average   to Average
                               Net                 to Average   Investment    Net Assets   Net Assets
                             Assets      Ratio      Net Assets    Income      (Excluding   (Excluding
                               End    of Expenses  (Including     (Loss)        Waivers     Waivers)    Portfolio
                  Total    of Period   to Average    Expense     to Average   and Expense  and Expense   Turnover
                 Return      (000)    Net Assets    Reduction)   Net Assets   Reduction)    Reduction)     Rate
-----------------------------------------------------------------------------------------------------------------
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2002 1       (14.94)%       $333,115       1.36%       1.35%      (0.66)%      1.36%       (0.67)%    152.53%
  2001 1       (53.84)%        501,921       1.23%       1.23%      (0.34)%      1.23%       (0.34)%    142.46%
  2000 1       117.88%       1,083,460       1.23%       1.23%      (0.82)%      1.23%       (0.82)%    147.35%
  1999 1        52.52%         603,077       1.27%       1.27%      (0.64)%      1.27%       (0.64)%     76.41%
  1998          72.76%         192,631       1.41%       1.41%      (0.79)%      1.41%       (0.79)%     98.27%

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG CLASS
  2002 1       (14.10)%       $258,297       1.26%       1.25%      (0.62)%      1.26%       (0.63)%    148.93%
  2001 1       (36.55)%        327,689       1.18%       1.18%      (0.14)%      1.18%       (0.14)%    146.18%
  2000 1        98.60%         256,965       1.17%       1.17%      (0.79)%      1.17%       (0.79)%    184.36%
  1999 1        15.90%         144,089       1.25%       1.25%      (0.71)%      1.25%       (0.71)%     46.16%
  1998          60.80%         145,662       1.22%       1.22%      (0.79)%      1.22%       (0.79)%     46.56%

-----------------
PBHG LIMITED FUND
-----------------

  PBHG CLASS
  2002 1         1.17%         $74,076       1.41%       1.40%      (1.04)%      1.41%       (1.05)%    156.08%
  2001 1       (42.99)%         77,505       1.33%       1.33%      (0.48)%      1.33%       (0.48)%     85.07%
  2000 1       137.27%         155,130       1.32%       1.32%      (0.76)%      1.32%       (0.76)%    107.78%
  1999 1       (11.01)%        108,011       1.40%       1.40%      (0.81)%      1.40%       (0.81)%    111.07%
  1998          60.78%         178,168       1.40%       1.40%      (0.72)%      1.40%       (0.72)%     81.36%

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------

  PBHG CLASS
  2002 1        (5.98)%        $47,813       1.44%       1.43%      (1.13)%      1.44%       (1.14)%    295.41%
  2001 1       (54.38)%         65,357       1.34%       1.34%      (0.76)%      1.34%       (0.76)%    267.34%
  2000 1       529.94%         355,600       1.34%       1.34%      (1.15)%      1.34%       (1.15)%    668.31%
  1999 2        21.82%+         16,742       1.50%*      1.50%*     (0.80)%*     1.59%*      (0.89)%*   109.43%+

-----------------------
PBHG SELECT EQUITY FUND
-----------------------

  PBHG CLASS
  2002 1       (14.45)%       $413,134       1.38%       1.37%      (0.94)%      1.38%       (0.95)%    301.58%
  2001 1       (64.23)%        662,551       1.26%       1.26%      (0.43)%      1.26%       (0.43)%    157.72%
  2000 1       240.82%       1,691,298       1.18%       1.18%      (0.68)%      1.18%       (0.68)%    200.56%
  1999 1         7.37%         235,904       1.34%       1.34%      (0.90)%      1.34%       (0.90)%     56.59%
  1998          51.79 %        336,076       1.35%       1.35%      (1.15)%      1.35%       (1.15)%     72.16%

-----------------------
PBHG CLIPPER FOCUS FUND
-----------------------

(PREDECESSOR -- CLIPPER FOCUS PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS
  2002 3        17.48%+       $621,735       1.40%*      1.40%*      1.26%*      1.44%*       1.23%*     39.02%+
  2001 4        53.22%         272,069       1.40%       1.40%       1.41%       1.41%        1.40%     111.00%
  2000 4        (8.39)%         84,226       1.40%       1.40%       1.47%       1.47%        1.40%      54.00%
  1999 4,5      22.33%+         64,135       1.40%*      1.40%*      1.05%*      2.08%*       0.37%*     22.00%+




                  Net              Realized and                                  Net
                 Asset      Net     Unrealized   Distributions  Distributions   Asset
                 Value  Investment   Gains or      from Net        from         Value
               Beginning  Income     (Losses)     Investment      Capital       End
               of Period  (Loss)   on Securities    Income         Gains     of Period
------------------------------------------------------------------------------------------

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------

  PBHG CLASS
  2002 1       $17.41    $(0.04)    $(1.03)        $(0.06)      $ (0.08)       $16.20
  2001 1        18.51      0.07      (0.74)            --         (0.43)        17.41
  2000 1        10.46     (0.01)      8.93             --         (0.87)        18.51
  1999 2        10.32        --       0.14             --            --         10.46

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------

  PBHG CLASS
  2002 1       $13.90     $0.03     $(0.57)        $(0.02)           --        $13.34
  2001 1        11.97      0.21       2.21          (0.08)       $(0.41)        13.90
  2000          13.85      0.12       1.78          (0.08)        (3.70)        11.97
  1999          13.01      0.08       2.45          (0.10)        (1.59)        13.85
  1998          10.11      0.02       3.84          (0.06)        (0.90)        13.01

-----------------------
PBHG MID-CAP VALUE FUND
-----------------------

  PBHG CLASS
  2002 1       $14.44    $(0.02)     $1.32             --            --        $15.74
  2001 1        13.82      0.09       1.20         $(0.03)       $(0.64)        14.44
  2000 1        15.09     (0.02)      5.03             --         (6.28)        13.82
  1999          15.30        --       0.92             --         (1.13)        15.09
  1998 6        10.00     (0.01)      6.00             --         (0.69)        15.30

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2002 1       $18.48    $(0.14)     $2.31             --            --        $20.65
  2001 1        18.75     (0.02)      0.58             --        $(0.83)        18.48
  2000 1        11.38     (0.08)      7.45             --            --         18.75
  1999 1        15.38     (0.09)     (3.06)            --         (0.85)        11.38
  1998 6        10.00     (0.03)      6.15             --         (0.74)        15.38

----------------------------
PBHG DISCIPLINED EQUITY FUND
----------------------------

(PREDECESSOR -- ANALYTIC ENHANCED EQUITY FUND)
  2002 8       $10.33     $0.02      $0.07             --**          --        $10.42
  2001 9        11.09      0.07      (0.76)        $(0.07)           --         10.33
  2000 9        12.31      0.06      (1.20)         (0.06)       $(0.02)        11.09
  1999 9        10.90      0.10       2.06          (0.10)        (0.65)        12.31
  1998 9         8.43      0.06       3.07          (0.07)        (0.59)        10.90
  1997 9         7.43      0.09       2.12          (0.10)        (1.11)         8.43

--------------------------------------------------------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------------------------------------------------------

  PBHG CLASS
  2002 1        $4.95    $(0.08)    $(1.07)            --            --         $3.80
  2001 1,10     10.00     (0.12)     (4.93)            --            --          4.95

                                                                                             Ratio
                                                                                             of Net
                                                                              Ratio        Investment
                                                     Ratio        Ratio     of Expenses   Income (Loss)
                                                  of Expenses    of Net      to Average    to Average
                               Net                 to Average   Investment   Net Assets    Net Assets
                             Assets      Ratio      Net Assets    Income      (Excluding    (Excluding
                               End    of Expenses  (Including     (Loss)        Waivers     Waivers)    Portfolio
                  Total    of Period   to Average    Expense     to Average   and Expense  and Expense   Turnover
                 Return      (000)    Net Assets    Reduction)   Net Assets   Reduction)    Reduction)    Rate
-----------------------------------------------------------------------------------------------------------------

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------

  PBHG CLASS
  2002 1        (6.18)%     $34,675      1.37%        1.36%       (0.24)%        1.37%      (0.25)%      433.98%
  2001 1        (3.59)%      58,724      1.34%        1.34%        0.37%         1.34%       0.37%       404.36%
  2000 1        89.17%       22,556      1.50%        1.50%       (0.10)%        1.55%      (0.15)%      853.36%
  1999 2         1.36%+       3,658      1.50%*       1.50%*       0.09%*        2.67%*     (1.08)%*     173.09%+

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------

  PBHG CLASS
  2002 1        (3.86)%    $524,236      1.14%        1.13%        0.24%         1.14%       0.24%       947.66%
  2001 1        20.42%      425,414      1.16%        1.16%        0.91%         1.16%       0.91%      1184.89%
  2000          14.25%       32,922      1.11%        1.11%        0.71%         1.11%       0.71%      1018.03%
  1999          20.29%       44,922      1.01%        1.01%        0.59%         1.01%       0.59%       568.20%
  1998          39.47%       76,476      1.17%        1.17%        0.98%         1.17%       0.98%       403.59%

-----------------------
PBHG MID-CAP VALUE FUND
-----------------------

  PBHG CLASS
  2002 1         9.00%     $464,987      1.32%        1.31%       (0.15)%        1.32%      (0.15)%      236.85%
  2001 1         9.43%      231,117      1.35%        1.35%        0.40%         1.35%       0.40%       248.10%
  2000 1        42.21%       60,690      1.44%        1.44%       (0.15)%        1.44%      (0.15)%      742.57%
  1999           8.35%       56,981      1.33%        1.33%        0.01%         1.33%       0.01%       732.73%
  1998 6        61.06%+      54,173      1.47%*       1.47%*      (0.17)%*       1.47%*     (0.17)%*     399.96%+

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2002 1        11.74%     $290,007      1.48%        1.48%       (0.72)%        1.48%      (0.72)%      144.85%
  2001 1         2.99%      251,994      1.49%        1.49%       (0.09)%        1.49%      (0.09)%      177.69%
  2000 1        64.76%       92,634      1.50%        1.50%       (0.56)%        1.58%      (0.64)%      352.85%
  1999 1       (20.93)%      69,787      1.48%        1.48%       (0.71)%        1.48%      (0.71)%      273.87%
  1998 6        62.27%+     125,834      1.49%*       1.49%*      (0.52)%*       1.49%*     (0.52)%*     263.04%+

----------------------------
PBHG DISCIPLINED EQUITY FUND
----------------------------

(PREDECESSOR -- ANALYTIC ENHANCED EQUITY FUND)
  2002 8         0.89%+    $101,615      0.99%*       0.99%*        0.63%*       1.33%*      0.29%*       65.99%+
  2001 9        (6.22)%      95,031      0.99%        0.99%         0.64%        1.09%       0.54%       229.00%
  2000 9        (9.33)%     118,545      0.97%        0.97%         0.53%        0.97%       0.53%       270.00%
  1999 9        20.06%      145,185      0.99%        0.99%         1.08%        1.11%       0.96%       261.00%
  1998 9        37.82%       33,889      1.26%        1.26%         0.78%        2.25%      (0.21)%      297.00%
  1997 9        29.86%        7,331      1.00%        1.00%         1.17%        2.24%      (0.07)%      189.00%

--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------

  PBHG CLASS
  2002 1       (23.23)%     $35,646      2.30%        2.15%        (1.75)%       2.60%      (2.20)%      192.61%
  2001 1,10    (50.50)%+     49,909      2.15%*       2.15%*       (1.57)%*      2.15%*     (1.57)%*     314.47%+

                                                                       122 & 123

FINANCIAL HIGHLIGHTS (CONCLUDED)



            Net                             Realized and
           Asset        Net                  Unrealized   Distributions   Distributions
           Value    Investment                Gains or       from Net         from        Return
         Beginning    Income   Redemption     (Losses)      Investment       Capital        of       Reverse
         of Period    (Loss)      Fees     on Securities      Income          Gains       Capital   Stock Split
-----------------------------------------------------------------------------------------------------------------
--------------
PBHG REIT FUND
--------------
(PREDECESSOR -- HEITMAN REAL ESTATE PORTFOLIO -- INSTITUTIONAL CLASS)
  PBHG CLASS
  2002 11  $8.78      $0.09        --          $0.80        $(0.09)           --             --          --
  2001 9    9.56       0.47        --           0.46         (0.45)       $(1.21)        $(0.05) 12      --
  2000 9    8.04       0.36        --           1.60         (0.36)           --          (0.08) 12      --
  1999 9    8.62       0.43        --          (0.54)        (0.47)           --             --          --
  1998 9   10.49       0.32        --          (1.88)        (0.31)           --             --          --
  1997 9   10.96       0.40        --           1.82         (0.45)        (2.24)            --          --

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2002 1  $12.08     $(0.13)       --          $1.42            --            --             --          --
  2001 1   19.34      (0.11)       --          (4.55)           --        $(2.60)            --          --
  2000 1   10.54      (0.13)       --          10.18            --         (1.25)            --          --
  1999 1   12.89      (0.11)       --          (1.78)           --         (0.46)            --          --
  1998      8.86      (0.11)       --           5.01            --         (0.87)            --          --

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2002 1  $19.70     $(0.21)       --         $(4.70)           --            --             --          --
  2001 1   85.02      (0.46)       --         (59.61)           --        $(5.25)            --          --
  2000 1   27.59      (0.54)       --          62.84            --         (4.87)            --          --
  1999 1   19.27      (0.19)       --           8.80            --         (0.29)            --          --
  1998     14.63      (0.23)       --           5.72            --         (0.85)            --          --

----------------------------------
PBHG IRA CAPITAL PRESERVATION FUND
----------------------------------

(PREDECESSOR -- IRA CAPITAL PRESERVATION PORTFOLIO)
  PBHG CLASS
  2002 13 $10.00      $0.20        --**           --        $(0.20)       $(0.04)            --       $0.04 15
  2001 7   10.00       0.61     $0.01             --         (0.62)           --             --          --
  2000 7   10.00       0.65      0.01             --         (0.66)           --             --          --
  1999 7, 1410.00      0.11        --             --         (0.11)           --             --          --

-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2002     $1.00      $0.03        --             --        $(0.03)           --             --          --
  2001      1.00       0.06        --             --         (0.06)           --             --          --
  2000      1.00       0.05        --             --         (0.05)           --             --          --
  1999      1.00       0.05        --             --         (0.05)           --             --          --
  1998      1.00       0.05        --             --         (0.05)           --             --          --


 * Annualized
** Amount is less than $0.01 per share.
 + Total return and portfolio turnover have not been annualized.
 1 Per share calculations were performed using average shares for the period.
 2 The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
 3 On December 14, 2001, the PBHG Clipper Focus Fund acquired the assets of the
   Clipper Focus Portfolio. The operations of the PBHG Clipper Focus Fund prior to the acquisition were those of the predecessor fund, the Clipper Focus Portfolio. The Clipper Focus Portfolio was a series of the UAM Funds Trust.
 4 For the year or period ended April 30.
 5 The PBHG Clipper Focus Fund commenced operations on September 10, 1998.
 6 The PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund commenced operations on April 30, 1997.
 7 For the year or period ended October 31.
 8 On January 11, 2002, the PBHG Disciplined Equity Fund acquired the assets of the Analytic Enhanced Equity Fund. The operations of the PBHG Disciplined Equity Fund prior to the acquisition were those of the predecessor fund, the Analytic Enhanced Equity Fund. The Enhanced Equity Fund was a series of the UAM Funds, Inc. II.
 9 For the year ended December 31.
10 The PBHG Global Technology & Communications Fund commenced operations on May
   31, 2000.

                                                                                  Ratio         Ratio of
                                                      Ratio of      Ratio      of Expenses   Net Investment
                                                      Expenses      of Net     to Average     Income (Loss)
              Net                Net                  to Average   Investment   Net Assets      to Average
             Asset             Assets       Ratio     Net Assets    Income     (Excluding      Net Assets
             Value               End     of Expenses  (Including    (Loss)       Waivers   (Excluding Waivers    Portfolio
              End      Total  of Period   to Average    Expense   to Average   and Expense     and Expense        Turnover
           of Period  Return    (000)    Net Assets    Reduction)  Net Assets   Reduction)      Reduction)         Rate
----------------------------------------------------------------------------------------------------------------------------
--------------
PBHG REIT FUND
--------------
(PREDECESSOR -- HEITMAN REAL ESTATE PORTFOLIO -- INSTITUTIONAL CLASS)
  PBHG CLASS
  2002 11    $9.58    10.11%+  $76,679       1.36%*       1.36%*      4.20%*       1.47%*           4.09%*         25.08%+
  2001 9      8.78    10.41%    61,378       1.14%        1.14%       4.57%        1.14%            4.57%         139.00%
  2000 9      9.56    24.90%    75,013       1.36%        1.36%       4.14%        1.36%            4.14%          76.00%
  1999 9      8.04    (1.16)%   65,767       1.25%        1.25%       5.12%        1.25%            5.12%          49.00%
  1998 9      8.62   (15.12)%   79,717       1.22%        1.22%       3.14%        1.22%            3.14%          80.00%
  1997 9     10.49    21.12%   134,746       1.09%        1.09%       3.57%        1.09%            3.57%          90.00%

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2002 1    $13.37    10.68%   $86,243       1.50%        1.49%      (0.96)%       1.50%           (0.97)%        118.88%
  2001 1     12.08   (27.04)%   76,331       1.50%        1.50%      (0.63)%       1.50%           (0.63)%        143.04%
  2000 1     19.34    99.74%    75,225       1.50%        1.50%      (0.93)%       1.55%           (0.98)%        240.55%
  1999 1     10.54   (14.52)%   48,029       1.50%        1.50%      (0.97)%       1.54%           (1.01)%        140.89%
  1998       12.89    56.54%   111,983       1.45%        1.45%      (0.92)%       1.45%           (0.92)%        215.46%

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2002 1    $14.79   (24.92)% $581,091       1.39%        1.38%      (1.17)%       1.39%           (1.19)%        185.33%
  2001 1     19.70   (74.20)  %920,965       1.25%        1.25%      (0.81)%       1.25%           (0.81)%        291.41%
  2000 1     85.02   233.99% 3,843,946       1.19%        1.19%      (0.96)%       1.19%           (0.96)%        362.38%
  1999 1     27.59    45.33%   536,405       1.34%        1.34%      (0.96)%       1.34%           (0.96)%       276.07%
  1998       19.27    38.29%   495,697       1.30%        1.30%      (0.91)%       1.30%           (0.91)%        259.89%

----------------------------------
PBHG IRA CAPITAL PRESERVATION FUND
----------------------------------

(PREDECESSOR -- IRA CAPITAL PRESERVATION PORTFOLIO)
  PBHG CLASS
  2002 13   $10.00     1.98%+ $518,004       1.00%*       1.00%*      4.67%*       1.32%*           4.35%*        116.91%+
  2001 7     10.00     6.34%    71,298       1.00%        1.00%       5.97%        1.62%            5.35%         196.00%
  2000 7     10.00     6.80%    24,065       1.03%        1.03%       6.53%        1.84%            5.69%          72.00%
  1999 7,    10.00     1.12%+      867       1.00%*       1.00%*      6.67%*      46.23%*         (38.56)%*       137.00%+

-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2002       $1.00     2.55%  $107,513       0.59%        0.58%       2.92%        0.59%            2.91%           n/a
  2001        1.00     5.98%   525,463       0.52%        0.52%       5.78%        0.52%            5.78%           n/a
  2000        1.00     4.81%   579,458       0.69%        0.69%       4.78%        0.69%            4.78%           n/a
  1999        1.00     4.84%   144,239       0.70%        0.70%       4.72%        0.70%            4.72%           n/a
  1998        1.00     5.13%   117,574       0.68%        0.68%       5.00%        0.68%            5.00%           n/a


11 On December 14, 2001, the PBHG REIT Fund acquired the assets of the Heitman
   Real Estate Portfolio. The operations of the PBHG REIT Fund prior to the acquisition were those of the predecessor fund, the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust.
12 Historically, the PBHG REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.
13 On January 11, 2002, the PBHG IRA Capital Preservation Fund acquired the assets of the IRA Capital Preservation Portfolio. The operations of the PBHG IRA Capital Preservation Fund prior to the acquisition were those of the predecessor fund, the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was a series of the UAM Funds Trust.
14 The PBHG IRA Capital Preservation Fund commenced operations on August 31,
   1999.
15 In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in net asset value per share. Given the objective of the Fund to maintain a stable net asset value of $10 per share the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder including shares acquired on reinvestment of that distribution to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

   Amounts designated as "--" are either $0 or have been rounded to $0.

FOR MORE INFORMATION

PBHG FUNDS

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more information about the Funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS
Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

TO OBTAIN INFORMATION AND
FOR SHAREHOLDER INQUIRIES

BY TELEPHONE
Call 1-800-433-0051

BY MAIL
PBHG Funds
P.O. Box 219534
Kansas City, MO 64121-9534

VIA THE INTERNET
www.pbhgfunds.com

You can find reports and other information about PBHG Funds on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

INVESTMENT ADVISER
Pilgrim Baxter & Associates, Ltd.

DISTRIBUTOR
PBHG Fund Distributors

SEC FILE NUMBER 811-04391

PBHG Prospectus -- 1/03

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                      [This page intentionally left blank]

PBHG FUNDS
PRIVACY POLICY

PROTECTING YOUR
PERSONAL INFORMATION

The PBHG Funds has adopted a privacy policy to protect the nonpublic personal information that you provide to us. In order to establish and service your account, we collect personal information about you from information we receive on your application, such as your name and address. We also retain information regarding your transactions with us and our affiliates, such as account balances and exchanges.

Occasionally, we may disclose this information to companies that perform services for the Funds, such as other financial institutions with whom we have joint marketing agreements, or to the Funds' proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We may also disclose this information to the extent permitted or required by law, such as to our service providers to process your transactions or to maintain your account, or as a result of a court order. We otherwise will not disclose any nonpublic personal information about our customers or former customers to any other party for any other purpose without first providing notification to our customers or former customers. You would then be given an opportunity to "opt out" if you did not want information to be released.

We utilize a number of measures to protect your confidential information. Only our employees and those of our service providers who need nonpublic personal information in order to provide services to you have access to that data. All other persons are restricted from accessing that information. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We respect and value the trust you have placed in us and work diligently to preserve that relationship.


                     THIS PAGE IS NOT PART OF THE PROSPECTUS